UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2024

Date of reporting period:	01/01/2024 – 12/31/2024

Item 1. Reports to Stockholders.

TIFF Multi-Asset Fund

TIFF Multi-Asset Fund

A series portfolio of TIFF Investment Program

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about  TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$118	1.10%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the 65/35 Mix (defined below) by 324 basis points, gaining 14.84% compared to 11.60% for the 12 months ended December 31, 2024. The Fund maintained portfolio allocations near its strategic asset allocation targets and aimed to achieve a total return, net of expenses, that exceeds CPI +5% per Annum. Key factors for the Fund’s outperformance relative to the 65/35 Mix included its strategic asset allocation, investing in hedge funds rather than traditional bond investments, and strong money manager selection in both hedge funds and equities. Global economic growth of around 3% boosted earnings and stock prices, with the Fund’s equities portfolio outperforming the MSCI All Country World Index (18.93% vs.17.49%). The Fund’s hedge fund portfolio outperformed the Bloomberg US Aggregate Bond Index (14.29% vs.1.25%). The Fund’s Treasury and cash fixed income portfolio underperformed the Bloomberg US Aggregate Bond Index (-0.51% vs. 1.25%).

Fund Performance

Cumulative performance: January 1, 2015 through December 31, 2024; Initial investment minimum of $2,500,000

	TIFF Multi-Asset Fund	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	Consumer Price Index ("CPI") + 5% Per Annum	Bloomberg US Aggregate Bond Index	MSCI All Country World Index
1/1/2015	$2,491,862	$2,500,000	$2,500,000	$2,500,000	$2,500,000
12/31/2015	$2,448,986	$2,470,672	$2,644,073	$2,513,748	$2,435,250
12/31/2016	$2,557,860	$2,623,119	$2,833,685	$2,580,293	$2,687,542
12/31/2017	$3,024,297	$3,054,551	$3,037,865	$2,671,684	$2,924,583
12/31/2018	$2,713,813	$2,871,359	$3,250,439	$2,671,978	$2,873,988
12/31/2019	$3,212,775	$3,454,497	$3,490,632	$2,904,892	$2,983,199
12/31/2020	$3,806,563	$3,934,570	$3,714,881	$3,122,948	$3,467,969
12/31/2021	$4,280,879	$4,376,148	$4,173,940	$3,074,799	$4,110,931
12/31/2022	$3,631,646	$3,662,836	$4,664,371	$2,674,759	$3,728,203
12/31/2023	$4,231,269	$4,256,581	$5,061,279	$2,822,673	$4,555,864
12/31/2024	$4,842,107	$4,750,245	$5,467,185	$2,857,963	$5,352,625

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
TIFF Multi-Asset Fund	14.84%	8.63%	6.91%
65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	11.60%	6.58%	6.63%
Consumer Price Index ("CPI") + 5% Per Annum	8.02%	9.39%	8.14%
MSCI All Country World Index	17.49%	10.05%	9.22%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$1,290,525,423
# of Portfolio Holdings	1,398
Portfolio Turnover Rate	251%
Total Advisory Fees Paid	$2,809,825

The graph and table do not reflect the deduction of taxes a shareholder would pay on distribution or redemption of Fund shares. Prior to December 1, 2022, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2022 reflect those fees’ impact.

What did the Fund invest in?

(as of December 31, 2024)

 Country Allocation (% of Net Assets)

Value	Value
United States	93.5%
Canada	5.0%
South Korea	1.5%
United Kingdom	1.1%
France	1.1%
Denmark	0.9%
Taiwan	0.7%
South Africa	0.6%
Germany	0.6%
Others	4.3%

Top Ten Holdings (% of Net Assets)

Value	Value
FIXED INC CLEARING CORP.REPO, 1.360%, due 01/02/25	11.4%
NVIDIA Corp.	3.5%
Financial Select Sector SPDR Fund	3.1%
Apple, Inc.	3.0%
Microsoft Corp.	2.5%
Helikon Long Short Equity Fund ICAV	2.4%
Voloridge Trading Aggressive Fund	2.3%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., A	2.2%
Eversept Global Healthcare Fund LP	2.1%

How has the Fund changed?

The following is a summary of certain changes to the Fund for the period.

(1) Pursuant to a Services Agreement, TIFF Advisory Services, LLC (TAS), the Fund's investment adviser, provides certain administrative and other services to the Fund that are outside the scope of the advisory agreement between TAS and the Fund. The fee schedule to the Services Agreement was revised, effective July 1, 2024 to change the services fee that TAS receives to 0.07% per annum of the Fund's average daily net assets.

(2) Westbeck Capital Management LLP and Lynwood Price Capital Management LP were added as new money managers to the Fund, effective July 1, 2024 and October 1, 2024. Amundi Asset Management US, Inc., Keel Capital AB, and Westbeck Capital Management LLP's contract terminated prior to December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, monthly performance results, holdings, proxy voting record or proxy voting policy, please visit www.tipfunds.org.

Phone: 800-984-0084

Email: info@tiff.org

TIFF Multi-Asset Fund

Annual Shareholder Report - December 31, 2024

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has several audit committee financial experts serving on the audit committee

(a)(2)	The audit committee financial experts serving on the Registrant’s audit committee are Jennifer Deger and Mai-Anh Fox, each of whom are “independent” as defined in Form N-CSR Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant’s independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2024 and 2023 were $113,300 and $160,970.

(b)	AUDIT-RELATED FEES: Audit-Related Fees are for assurance and related services by the Registrant’s independent accountant that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but are not reported as audit fees. No such fees were billed by PricewaterhouseCoopers LLP to the Registrant for the fiscal years ended December 31, 2024 or 2023.

(c)	TAX FEES: No such fees were billed by PricewaterhouseCoopers LLP to the Registrant for the fiscal year ended December 31, 2024. The aggregate fees billed to the Registrant for professional services rendered by PricewaterhouseCoopers LLP, for the fiscal year ended December 31, 2023 was $103,017.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant for the fiscal years ended December 31, 2024 or 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however, that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.

(2) Not applicable.

(f)	Not applicable.

(g)	In addition to amounts reported in (a) through (d) above, the aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant, and to the Registrant’s Investment Adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2024 and 2023 were $403,018 and $308,011.

(h)	The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services rendered to or paid for by the Registrant’s Investment Adviser to be compatible with maintaining the principal accounting firm’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

TIFF Investment Program
2024 Annual Report	DECEMBER 31, 2024
About TIFF
TIFF Advisory Services, LLC (“TAS”), an employee-owned Public Benefit Limited Liability Company (LLC), is a leading asset management firm dedicated to delivering comprehensive outsourced CIO (OCIO) and private markets solutions to primarily endowments, foundations, and other charitable organizations. Our primary objective is to enhance investment returns for our members while also optimizing their costs and reducing their administrative burden.
TIFF Mutual Fund
TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TAS serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Annual Report for the year ended December 31, 2024.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TAS services as well as answer any questions about these financial statements. For further information about TIP, please call us at 610-684-8200 or visit www.tiff.org.
February 27, 2025

Copyright © 2024 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	December 31, 2024
Financial Highlights
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
For a share outstanding throughout each period
Net asset value, beginning of year	$14.03	$12.48	$16.22	$16.71	$14.22
Income (loss) from investment operations
Net investment income (loss) (a)	0.08	0.08	0.03	0.01	(0.14)
Net realized and unrealized gain (loss) on investments	1.99	1.96	(2.49)	2.03	2.75
Total from investment operations	2.07	2.04	(2.46)	2.04	2.61
Less distributions from
Net investment income	(0.66)	(0.18)	—	(0.24)	—
Net realized gains	(0.59)	(0.31)	(1.28)	(2.29)	(0.15)
Total distributions	(1.25)	(0.49)	(1.28)	(2.53)	(0.15)
Entry/exit fee per share (a)	—	—	—	—	0.03
Net asset value, end of year	$14.85	$14.03	$12.48	$16.22	$16.71
Total return (b)	14.84%	16.51%	(15.17)%	12.46%	18.57%(c)
Ratios/supplemental data
Net assets, end of year (000s)	$1,290,525	$1,235,201	$1,247,979	$1,582,109	$1,563,172
Ratio of expenses to average net assets, before waivers (d)	1.12%	1.24%	1.14%	0.92%	2.22%(e)
Ratio of expenses to average net assets, after waivers (d)	1.10%(f)	1.23%(f)	1.14%	0.92%	2.22%(e)
Ratio of expenses to average net assets, excluding expenses for securities sold short after waivers (d)	0.88%(f)	0.98%(f)	0.88%	0.72%	1.92%(e)
Ratio of net investment income (loss) to average net assets (d)	0.51%(f)	0.59%(f)	0.22%	0.05%	(0.97)%
Portfolio turnover	251%	199%	143%	87%	146%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The expense ratio and net investment income does not include fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(e)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

(f)
Net of fees and expenses waived. An expense waiver was in place effective November 1, 2023. For 2023, the impact of the fee waiver as a ratio to average net assets was 0.01%. For 2024, the impact of the fee waiver as a ratio to average net assets was 0.02%.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Investments — 110.5% of net assets
Common Stocks — 71.4%
U.S. Common Stocks — 56.0%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc. (a) (b)	26,165	$15,550,383
BWX Technologies, Inc.	2,490	277,361
Cadre Holdings, Inc.	73,417	2,371,369
General Dynamics Corp. (b)	774	203,941
General Electric Co. (b)	29,308	4,888,281
Hexcel Corp.	1,994	125,024
Howmet Aerospace, Inc.	6,573	718,889
Huntington Ingalls Industries, Inc.	3,225	609,428
Lockheed Martin Corp.	994	483,025
MDA Space Ltd. (a) (b)	61,300	1,259,306
Mercury Systems, Inc. (a)	7,272	305,424
Spirit AeroSystems Holdings, Inc., Class A (a)	439	14,961
Textron, Inc.	4,988	381,532
TransDigm Group, Inc.	1,800	2,281,104
		29,470,028
Automobile Components — 0.0%
Adient PLC (a)	7,386	127,261
Dorman Products, Inc. (a)	2,233	289,285
		416,546
Automobiles — 0.7%
Ford Motor Co. (b)	32,198	318,760
General Motors Co. (b)	25,387	1,352,366
Tesla, Inc. (a) (b)	19,570	7,903,149
Thor Industries, Inc.	27	2,584
		9,576,859
Banks — 0.9%
Bank of America Corp.	70,203	3,085,422
Bank OZK	4,891	217,796
BOK Financial Corp.	571	60,783
Citigroup, Inc. (b)	15,402	1,084,147
Citizens Financial Group, Inc.	37,465	1,639,468
Columbia Banking System, Inc.	534	14,423
First Horizon Corp.	67,915	1,367,808
Huntington Bancshares, Inc.	7,209	117,290
JPMorgan Chase & Co. (b)	2,288	548,457
Live Oak Bancshares, Inc.	16,306	644,902
M&T Bank Corp.	63	11,845
Pathward Financial, Inc.	3,790	278,868
PNC Financial Services Group, Inc.	1,153	222,356
Prosperity Bancshares, Inc.	3,176	239,312
Regions Financial Corp.	86	2,023
Texas Capital Bancshares, Inc. (a)	1,816	142,011
Truist Financial Corp.	13,639	591,660
U.S. Bancorp (b)	1,848	88,390
Valley National Bancorp	38,136	345,512
Wells Fargo & Co. (b)	5,893	413,924
		11,116,397
Beverages — 0.5%
Boston Beer Co., Inc., Class A (a)	3,805	1,141,424
Coca-Cola Co. (b)	38,492	2,396,512
MGP Ingredients, Inc.	7,014	276,141
Molson Coors Beverage Co., Class B	5,207	298,465
PepsiCo, Inc.	11,871	1,805,104
Primo Brands Corp., Class A (b)	25,000	769,250
		6,686,896
	Number of Shares	Value
Biotechnology — 1.0%
Agios Pharmaceuticals, Inc. (a)	44,217	$1,452,971
Alnylam Pharmaceuticals, Inc. (a) (b)	5,025	1,182,433
Apellis Pharmaceuticals, Inc. (a)	12,068	385,090
Arrowhead Pharmaceuticals, Inc. (a)	23,923	449,752
Biogen, Inc. (a)	2,170	331,836
BioMarin Pharmaceutical, Inc. (a)	4,284	281,587
CG oncology, Inc. (a)	24,691	708,138
Cullinan Therapeutics, Inc. (a)	917	11,169
Exact Sciences Corp. (a)	1,393	78,273
Exelixis, Inc. (a)	9,287	309,257
Gilead Sciences, Inc. (b)	10,507	970,532
Humacyte, Inc. (a)	165,644	836,502
Incyte Corp. (a)	8,162	563,749
Natera, Inc. (a)	9,812	1,553,240
Neurocrine Biosciences, Inc. (a)	8,227	1,122,985
Regeneron Pharmaceuticals, Inc. (a) (b)	2,388	1,701,044
Ultragenyx Pharmaceutical, Inc. (a)	1,945	81,826
United Therapeutics Corp. (a)	833	293,916
Vertex Pharmaceuticals, Inc. (a) (b)	31	12,484
Viking Therapeutics, Inc. (a)	985	39,636
		12,366,420
Broadline Retail — 2.3%
Amazon.com, Inc. (a) (b)	132,654	29,102,961
eBay, Inc.	28	1,735
Etsy, Inc. (a)	270	14,280
Nordstrom, Inc.	5,981	144,441
		29,263,417
Building Products — 0.2%
Armstrong World Industries, Inc.	652	92,147
Builders FirstSource, Inc. (a)	919	131,353
Carlisle Cos., Inc.	7	2,582
Hayward Holdings, Inc. (a)	84,601	1,293,549
Janus International Group, Inc. (a)	5,100	37,485
Johnson Controls International PLC	3,064	241,842
Masco Corp.	1,169	84,834
Owens Corning	1,100	187,352
		2,071,144
Capital Markets — 1.7%
Ameriprise Financial, Inc.	499	265,683
Bank of New York Mellon Corp.	11,291	867,488
Blackrock, Inc.	446	457,199
Blackstone, Inc.	15,219	2,624,060
Charles Schwab Corp. (b)	6,666	493,351
CME Group, Inc. (b)	3,767	874,810
Coinbase Global, Inc., Class A (a)	1,647	408,950
Federated Hermes, Inc.	1,782	73,258
Franklin Resources, Inc.	37,608	763,066
Goldman Sachs Group, Inc.	252	144,300
Interactive Brokers Group, Inc., Class A	187	33,037
Intercontinental Exchange, Inc. (b)	28,747	4,283,590
Invesco Ltd.	37,323	652,406
KKR & Co., Inc. (b)	19,502	2,884,541
LPL Financial Holdings, Inc.	7,500	2,448,825
Moody’s Corp.	1,417	670,765
Northern Trust Corp.	2,169	222,323
Robinhood Markets, Inc., Class A (a)	35,410	1,319,377
S&P Global, Inc.	3,264	1,625,570
State Street Corp.	4,425	434,314

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
TPG, Inc.	214	$13,448
Virtu Financial, Inc., Class A	6,021	214,829
		21,775,190
Chemicals — 0.3%
Air Products & Chemicals, Inc.	196	56,848
ASP Isotopes, Inc. (a)	211,076	956,174
Chemours Co.	13,091	221,238
Ingevity Corp. (a)	8,808	358,926
Linde PLC	1,147	480,214
LSB Industries, Inc. (a)	23,355	177,264
LyondellBasell Industries NV, Class A (b)	4,592	341,048
Mosaic Co. (b)	551	13,544
Scotts Miracle-Gro Co. (b)	1,049	69,591
Sherwin-Williams Co.	4,305	1,463,399
Stepan Co.	6,429	415,956
		4,554,202
Commercial Services & Supplies — 0.1%
Brink’s Co.	2,707	251,129
GFL Environmental, Inc.	137	6,102
OPENLANE, Inc. (a)	15,674	310,972
Tetra Tech, Inc.	8,654	344,775
Veralto Corp.	2,651	270,004
Waste Connections, Inc.	422	72,407
		1,255,389
Communications Equipment — 0.6%
Applied Optoelectronics, Inc. (a)	19,703	726,253
Arista Networks, Inc. (a) (b)	29,011	3,206,586
Cisco Systems, Inc. (b)	26,370	1,561,104
Harmonic, Inc. (a)	174,684	2,311,069
Juniper Networks, Inc.	816	30,559
Motorola Solutions, Inc. (b)	30	13,867
Ubiquiti, Inc.	374	124,142
		7,973,580
Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	1,584	671,711
EMCOR Group, Inc.	910	413,049
Fluor Corp. (a)	62,227	3,069,036
Great Lakes Dredge & Dock Corp. (a)	45,773	516,777
MasTec, Inc. (a)	1,112	151,388
Matrix Service Co. (a)	8,027	96,083
Orion Group Holdings, Inc. (a)	87,892	644,248
Quanta Services, Inc.	369	116,622
Valmont Industries, Inc.	5,113	1,568,004
WillScot Holdings Corp. (a)	21,228	710,077
		7,956,995
Construction Materials — 0.1%
CRH PLC (b)	7,052	652,451
Consumer Finance — 0.2%
American Express Co. (b)	5,270	1,564,083
Discover Financial Services	641	111,041
SLM Corp.	2,171	59,876
Synchrony Financial	10,510	683,150
		2,418,150
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	1,066	20,936
Chefs’ Warehouse, Inc. (a)	70,019	3,453,337
Costco Wholesale Corp. (b)	643	589,162
Grocery Outlet Holding Corp. (a)	28,017	437,345
Kroger Co.	17,018	1,040,651
Maplebear, Inc. (a)	2,106	87,231
	Number of Shares	Value
Performance Food Group Co. (a)	4,222	$356,970
Sprouts Farmers Market, Inc. (a)	2,209	280,698
Sysco Corp.	601	45,952
Target Corp. (b)	4,884	660,219
U.S. Foods Holding Corp. (a)	1,570	105,912
Walmart, Inc. (b)	28,732	2,595,936
		9,674,349
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA	336,320	1,012,323
Berry Global Group, Inc. (b)	291	18,819
Crown Holdings, Inc. (b)	3,269	270,314
Packaging Corp. of America	335	75,418
		1,376,874
Diversified Consumer Services — 0.3%
ADT, Inc.	3,464	23,936
Bright Horizons Family Solutions, Inc. (a)	1,922	213,054
Duolingo, Inc. (a)	769	249,333
European Wax Center, Inc., Class A (a)	234,546	1,564,422
H&R Block, Inc.	1,382	73,025
Mister Car Wash, Inc. (a)	323,743	2,360,086
		4,483,856
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	141,033	3,211,322
Cogent Communications Holdings, Inc.	2,417	186,278
Frontier Communications Parent, Inc. (a)	626	21,722
Globalstar, Inc. (a)	733,861	1,519,092
Verizon Communications, Inc.	46,466	1,858,175
		6,796,589
Electric Utilities — 0.0%
Constellation Energy Corp. (b)	309	69,126
Xcel Energy, Inc. (b)	2,649	178,861
		247,987
Electrical Equipment — 0.4%
AMETEK, Inc.	249	44,885
Bloom Energy Corp., Class A (a)	1,675	37,202
Eaton Corp. PLC	2,013	668,054
EnerSys	8,028	742,028
Enovix Corp. (a)	128,833	1,400,415
GE Vernova, Inc. (b)	1,306	429,582
Net Power, Inc. (a)	7,099	75,178
NEXTracker, Inc., Class A (a)	6,281	229,445
nVent Electric PLC	2,817	192,007
Regal Rexnord Corp.	2,708	420,092
Vertiv Holdings Co., Class A	7,716	876,615
		5,115,503
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a)	8,060	911,747
Belden, Inc.	1,328	149,546
Coherent Corp. (a)	1,135	107,519
Evolv Technologies Holdings, Inc. (a)	390,174	1,541,187
Ingram Micro Holding Corp. (a)	6,842	132,666
Jabil, Inc.	2,950	424,505
Mirion Technologies, Inc. (a)	20,199	352,473
PAR Technology Corp. (a)	2,270	164,961
Powerfleet, Inc. NJ (a)	37,175	247,586
TD SYNNEX Corp.	4,508	528,698
Trimble, Inc. (a)	4,425	312,670
		4,873,558

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Energy Equipment & Services — 0.6%
Baker Hughes Co.	11,521	$472,591
Expro Group Holdings NV (a)	87,881	1,095,876
Helix Energy Solutions Group, Inc. (a)	126,856	1,182,298
Innovex International, Inc. (a)	28,305	395,421
Oceaneering International, Inc. (a)	75,141	1,959,677
Select Water Solutions, Inc.	75,706	1,002,348
Solaris Energy Infrastructure, Inc.	14,740	424,217
Weatherford International PLC	9,403	673,537
		7,205,965
Entertainment — 1.0%
Madison Square Garden Sports Corp. (a)	11,253	2,539,577
Netflix, Inc. (a) (b)	4,722	4,208,813
Playtika Holding Corp.	52,578	364,891
ROBLOX Corp., Class A (a)	19,598	1,133,940
Spotify Technology SA (a)	7,373	3,298,533
TKO Group Holdings, Inc. (a)	1,688	239,882
Vivid Seats, Inc., Class A (a)	118,333	547,882
		12,333,518
Financial Services — 2.9%
Apollo Global Management, Inc.	30	4,955
AvidXchange Holdings, Inc. (a)	238,634	2,467,476
Berkshire Hathaway, Inc., Class B (a) (b)	22,323	10,118,569
Block, Inc. (a)	2,409	204,741
Cantaloupe, Inc. (a)	2,048	19,476
Corebridge Financial, Inc.	2,714	81,230
Corpay, Inc. (a)	2,046	692,407
Fidelity National Information Services, Inc.	15,251	1,231,823
Fiserv, Inc. (a) (b)	2,512	516,015
Global Payments, Inc.	18,386	2,060,335
Mastercard, Inc., Class A (b)	28	14,744
PayPal Holdings, Inc. (a) (b)	16,953	1,446,939
Repay Holdings Corp. (a)	166,854	1,273,096
Shift4 Payments, Inc., Class A (a)	8,500	882,130
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	1,728	9,373
Toast, Inc., Class A (a)	49,192	1,793,048
Visa, Inc., Class A (b)	37,923	11,985,185
Western Union Co.	29,251	310,061
WEX, Inc. (a)	9,886	1,733,214
		36,844,817
Food Products — 0.0%
Archer-Daniels-Midland Co.	652	32,939
Darling Ingredients, Inc. (a)	3,638	122,564
Freshpet, Inc. (a)	424	62,799
Kellanova	669	54,169
Tyson Foods, Inc., Class A	2,496	143,370
		415,841
Ground Transportation — 0.5%
Lyft, Inc., Class A (a) (b)	97,955	1,263,619
Uber Technologies, Inc. (a) (b)	82,808	4,994,979
Union Pacific Corp.	604	137,736
		6,396,334
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. (a)	963	200,795
Boston Scientific Corp. (a) (b)	4,905	438,115
Dexcom, Inc. (a)	1,706	132,676
IDEXX Laboratories, Inc. (a)	9,389	3,881,788
Inspire Medical Systems, Inc. (a)	3,080	570,970
Intuitive Surgical, Inc. (a) (b)	663	346,059
	Number of Shares	Value
LivaNova PLC (a)	2,106	$97,529
Medtronic PLC (b)	4,368	348,916
Merit Medical Systems, Inc. (a)	10,007	967,877
ResMed, Inc.	2,370	541,995
Stryker Corp.	22,315	8,034,516
Zimvie, Inc. (a)	14,718	205,316
		15,766,552
Health Care Providers & Services — 1.5%
AMN Healthcare Services, Inc. (a)	3,432	82,093
Cardinal Health, Inc.	866	102,422
Cencora, Inc.	4,186	940,510
Centene Corp. (a)	31,410	1,902,818
Cigna Group (b)	5,353	1,478,177
CVS Health Corp.	40,993	1,840,176
Elevance Health, Inc. (b)	4,330	1,597,337
HCA Healthcare, Inc.	934	280,340
HealthEquity, Inc. (a)	24,976	2,396,447
McKesson Corp.	3,557	2,027,170
Molina Healthcare, Inc. (a)	5,250	1,528,012
NeoGenomics, Inc. (a) (l)	133,948	2,207,463
Progyny, Inc. (a)	7,414	127,892
RadNet, Inc. (a) (b)	9,000	628,560
Sonida Senior Living, Inc. (a)	23,048	531,948
Tenet Healthcare Corp. (a)	4,092	516,533
UnitedHealth Group, Inc. (b)	2,088	1,056,236
Universal Health Services, Inc., Class B	464	83,251
		19,327,385
Health Care REITs — 0.1%
Healthpeak Properties, Inc. (b)	20,322	411,927
Welltower, Inc.	3,853	485,594
		897,521
Health Care Technology — 0.1%
Phreesia, Inc. (a)	76,635	1,928,137
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A (a) (b)	15,132	1,988,496
Booking Holdings, Inc. (b)	1,732	8,605,304
Caesars Entertainment, Inc. (a)	19,174	640,795
Carnival Corp. (a) (b)	41,132	1,025,010
Cava Group, Inc. (a)	4,140	466,992
Chipotle Mexican Grill, Inc. (a) (b)	4,548	274,244
DoorDash, Inc., Class A (a) (b)	237	39,757
Hilton Worldwide Holdings, Inc. (b)	57	14,088
Light & Wonder, Inc. (a)	2,158	186,408
Marriott International, Inc., Class A	18,240	5,087,866
Marriott Vacations Worldwide Corp.	2,893	259,791
Norwegian Cruise Line Holdings Ltd. (a)	92,122	2,370,299
Texas Roadhouse, Inc. (b)	7,795	1,406,452
Wendy’s Co.	75,391	1,228,873
Wingstop, Inc.	3,966	1,127,137
		24,721,512
Household Durables — 0.2%
DR Horton, Inc.	5,000	699,100
Garmin Ltd. (b)	1,753	361,574
Mohawk Industries, Inc. (a) (b)	3,945	469,968
NVR, Inc. (a)	3	24,537
SharkNinja, Inc. (a) (b)	147	14,312
Tempur Sealy International, Inc.	2,121	120,239
Toll Brothers, Inc. (b)	7,382	929,763
		2,619,493
Household Products — 0.8%
Church & Dwight Co., Inc.	46,719	4,891,947

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Colgate-Palmolive Co.	4,189	$380,822
Kimberly-Clark Corp.	37	4,848
Procter & Gamble Co.	27,604	4,627,811
		9,905,428
Independent Power & Renewable Electricity Producers — 0.2%
Altus Power, Inc. (a)	205,195	835,143
Sunnova Energy International, Inc. (a)	290,790	997,410
Vistra Corp. (b)	2,139	294,904
		2,127,457
Industrial Conglomerates — 0.1%
3M Co. (b)	8,823	1,138,961
Honeywell International, Inc.	2,108	476,176
		1,615,137
Insurance — 0.8%
American International Group, Inc.	10,646	775,029
Assurant, Inc.	334	71,216
Assured Guaranty Ltd.	1,051	94,601
Axis Capital Holdings Ltd.	16,049	1,422,262
Cincinnati Financial Corp.	550	79,035
CNA Financial Corp.	2,245	108,591
CNO Financial Group, Inc.	13,768	512,307
Everest Group Ltd.	1,650	598,059
Fidelity National Financial, Inc.	43,993	2,469,767
Globe Life, Inc.	3,900	434,928
Hartford Financial Services Group, Inc.	2,343	256,324
Kemper Corp.	4,263	283,234
MetLife, Inc.	852	69,762
Progressive Corp. (b)	8,346	1,999,785
Prudential Financial, Inc.	719	85,223
Reinsurance Group of America, Inc.	1,872	399,915
Unum Group	14,479	1,057,401
		10,717,439
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A (b)	84,028	15,906,500
Alphabet, Inc., Class C (b)	12,868	2,450,582
Cargurus, Inc. (a)	13,555	495,300
MediaAlpha, Inc., Class A (a)	63,833	720,674
Meta Platforms, Inc., Class A (b)	47,855	28,019,581
Nextdoor Holdings, Inc. (a)	68,910	163,317
Pinterest, Inc., Class A (a)	52,942	1,535,318
Snap, Inc., Class A (a)	60,945	656,378
TripAdvisor, Inc. (a)	33,869	500,245
ZoomInfo Technologies, Inc. (a)	204,266	2,146,836
		52,594,731
IT Services — 1.0%
Amdocs Ltd.	4,594	391,133
BigCommerce Holdings, Inc. (a)	159,678	977,229
Cloudflare, Inc., Class A (a)	75,941	8,177,327
Couchbase, Inc. (a)	13,753	214,409
DigitalOcean Holdings, Inc. (a)	28,602	974,470
EPAM Systems, Inc. (a)	149	34,839
Gartner, Inc. (a)	966	467,998
GoDaddy, Inc., Class A (a)	1,000	197,370
Kyndryl Holdings, Inc. (a)	2,071	71,657
Okta, Inc. (a)	15,397	1,213,284
Snowflake, Inc., Class A (a)	3,537	546,148
		13,265,864
Leisure Products — 0.2%
Clarus Corp.	166,802	752,277
Hasbro, Inc. (b)	330	18,450
Latham Group, Inc. (a)	152,383	1,060,586
	Number of Shares	Value
Peloton Interactive, Inc., Class A (a)	56,295	$489,766
		2,321,079
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	1,026	337,051
Charles River Laboratories International, Inc. (a)	3,128	577,429
Codexis, Inc. (a)	137,126	654,091
Danaher Corp.	2,567	589,255
ICON PLC (a)	2,729	572,299
Illumina, Inc. (a)	577	77,104
IQVIA Holdings, Inc. (a)	8,700	1,709,637
Maravai LifeSciences Holdings, Inc., Class A (a)	104,330	568,598
MaxCyte, Inc. (a)	94,043	391,219
Medpace Holdings, Inc. (a)	3,035	1,008,318
Mettler-Toledo International, Inc. (a)	3,373	4,127,473
Sotera Health Co. (a)	32,115	439,333
Thermo Fisher Scientific, Inc. (b)	27	14,046
Waters Corp. (a)	20,273	7,520,878
		18,586,731
Machinery — 0.5%
Allison Transmission Holdings, Inc.	6,741	728,432
Cummins, Inc.	605	210,903
Dover Corp.	9	1,688
Enerpac Tool Group Corp.	3,788	155,649
Flowserve Corp.	9,154	526,538
Gates Industrial Corp. PLC (a)	2,999	61,689
Illinois Tool Works, Inc.	1,882	477,200
Mueller Water Products, Inc., Class A	125	2,813
Otis Worldwide Corp.	16,298	1,509,358
PACCAR, Inc. (b)	3,915	407,238
Parker-Hannifin Corp.	695	442,041
RBC Bearings, Inc. (a)	4,241	1,268,653
Terex Corp.	5,877	271,635
Timken Co.	321	22,910
Westinghouse Air Brake Technologies Corp.	938	177,835
Xylem, Inc.	599	69,496
		6,334,078
Media — 0.3%
Comcast Corp., Class A (b)	11,527	432,608
Integral Ad Science Holding Corp. (a)	137,347	1,433,903
Liberty Broadband Corp., Class C (a)	302	22,577
Magnite, Inc. (a)	87,402	1,391,440
Trade Desk, Inc., Class A (a)	107	12,576
WideOpenWest, Inc. (a)	86,069	426,902
		3,720,006
Metals & Mining — 0.7%
Coeur Mining, Inc. (a)	40,741	233,039
Coeur Mining, Inc. (a) (c)	107,000	612,040
Constellium SE (a)	100,782	1,035,031
Ferroglobe PLC	299,383	1,137,655
Freeport-McMoRan, Inc. (b)	1,778	67,706
Ivanhoe Electric, Inc. (a)	61,740	466,137
Newmont Corp.	21,449	798,332
Newmont Corp.	43,261	1,602,419
Perpetua Resources Corp. (a)	52,339	558,457
Ramaco Resources, Inc., Class B	1,334	13,180
Ramaco Resources, Inc., Class A	92,246	946,444
Royal Gold, Inc. (b)	11,980	1,579,563
U.S. Steel Corp. (b)	555	18,864
		9,068,867

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	19,572	$247,586
Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp. (a)	5,184	181,699
California Resources Corp.	9,952	516,409
ConocoPhillips	2,333	231,364
Coterra Energy, Inc.	20,928	534,501
Devon Energy Corp.	5,350	175,106
EOG Resources, Inc.	3,637	445,824
Expand Energy Corp.	23,036	2,293,234
Exxon Mobil Corp. (b)	6,888	740,942
Green Plains, Inc. (a)	165,955	1,573,253
Hess Corp. (b)	699	92,974
HF Sinclair Corp.	3,908	136,975
Kinetik Holdings, Inc.	6,690	379,390
Marathon Petroleum Corp. (b)	4,792	668,484
Matador Resources Co.	5,030	282,988
Nordic American Tankers Ltd.	195,417	488,543
Ovintiv, Inc.	22,899	927,410
Par Pacific Holdings, Inc. (a)	15,414	252,635
PBF Energy, Inc., Class A	3,837	101,872
Range Resources Corp.	68,407	2,461,284
Targa Resources Corp.	12,794	2,283,729
Ur-Energy, Inc. (a)	512,931	589,871
Valero Energy Corp.	6,642	814,243
Viper Energy, Inc.	91	4,465
Vital Energy, Inc. (a)	1,582	48,915
		16,226,110
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,250	440,088
Magnera Corp. (a)	8,260	150,084
		590,172
Passenger Airlines — 0.0%
Alaska Air Group, Inc. (a) (b)	2,181	141,220
Delta Air Lines, Inc. (b)	2,441	147,680
SkyWest, Inc. (a)	38	3,805
		292,705
Personal Care Products — 0.1%
BellRing Brands, Inc. (a) (b)	11,588	873,040
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co. (b)	7,789	440,546
Eli Lilly & Co. (b)	6,334	4,889,848
Esperion Therapeutics, Inc. (a)	138,268	304,190
Intra-Cellular Therapies, Inc. (a)	8,891	742,576
Johnson & Johnson (b)	19,294	2,790,298
Ligand Pharmaceuticals, Inc. (a)	2,900	310,735
Merck & Co., Inc. (b)	811	80,678
Perrigo Co. PLC	3,947	101,477
Roche Holding AG- SPADR	1,553	54,169
Royalty Pharma PLC, Class A	12,083	308,237
Trulieve Cannabis Corp. (a) (b)	48,800	253,939
Xeris Biopharma Holdings, Inc. (a)	58,378	197,902
		10,474,595
Professional Services — 1.8%
Amentum Holdings, Inc. (a)	19,567	411,494
Automatic Data Processing, Inc. (b)	34,362	10,058,788
Clarivate PLC (a)	172,313	875,350
Dun & Bradstreet Holdings, Inc.	47,787	595,426
Equifax, Inc. (b)	9,855	2,511,547
First Advantage Corp. (a)	114,715	2,148,612
Huron Consulting Group, Inc. (a)	5,984	743,572
KBR, Inc.	12,222	708,020
	Number of Shares	Value
Legalzoom.com, Inc. (a)	12,628	$94,836
Leidos Holdings, Inc.	578	83,267
ManpowerGroup, Inc. (b)	3,357	193,766
Paychex, Inc.	78	10,937
Spire Global, Inc. (a)	44,322	623,611
SS&C Technologies Holdings, Inc. (b)	39,376	2,983,913
TransUnion (b)	9,141	847,462
		22,890,601
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	1,788	234,746
Kennedy-Wilson Holdings, Inc.	11,237	112,258
Tejon Ranch Co. (a)	8,782	139,634
Zillow Group, Inc., Class C (a)	9,999	740,426
		1,227,064
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. (a) (b)	4,264	515,049
Amkor Technology, Inc.	7,261	186,535
Analog Devices, Inc. (b)	66	14,022
Applied Materials, Inc. (b)	3,749	609,700
Astera Labs, Inc. (a)	7,034	931,653
Broadcom, Inc. (b)	15,987	3,706,426
First Solar, Inc. (a)	2,400	422,976
Intel Corp. (b)	8,473	169,884
KLA Corp. (b)	506	318,841
Marvell Technology, Inc. (b)	21,051	2,325,083
Micron Technology, Inc. (b)	8,500	715,360
Monolithic Power Systems, Inc.	213	126,032
NVIDIA Corp. (b)	338,912	45,512,492
PDF Solutions, Inc. (a)	3,021	81,809
QUALCOMM, Inc. (b)	4,293	659,491
Rambus, Inc. (a)	6,226	329,106
Skyworks Solutions, Inc.	1,112	98,612
Texas Instruments, Inc. (b)	20,653	3,872,644
Universal Display Corp.	16,026	2,343,001
		62,938,716
Software — 7.4%
Adobe, Inc. (a) (b)	1,710	760,403
Amplitude, Inc., Class A (a)	106,957	1,128,396
ANSYS, Inc. (a)	225	75,899
Appfolio, Inc., Class A (a)	4,441	1,095,684
AppLovin Corp., Class A (a)	7,128	2,308,260
Aspen Technology, Inc. (a)	68	16,975
Atlassian Corp., Class A (a)	7,910	1,925,136
Autodesk, Inc. (a)	670	198,032
Bill Holdings, Inc. (a) (l)	39,030	3,306,231
Box, Inc., Class A (a)	23,825	752,870
Clear Secure, Inc., Class A	58,760	1,565,366
Commvault Systems, Inc. (a)	239	36,067
Confluent, Inc., Class A (a)	52,812	1,476,624
Datadog, Inc., Class A (a)	53,280	7,613,179
Domo, Inc., Class B (a)	21,171	149,891
DoubleVerify Holdings, Inc. (a)	12,157	233,536
Fair Isaac Corp. (a)	65	129,410
Fortinet, Inc. (a)	84,447	7,978,553
Gen Digital, Inc.	3,617	99,033
Gitlab, Inc., Class A (a)	22,547	1,270,523
Guidewire Software, Inc. (a)	6,198	1,044,859
HashiCorp, Inc., Class A (a)	427	14,608
HubSpot, Inc. (a)	2,159	1,504,326
Meridianlink, Inc. (a)	40,310	832,402
Microsoft Corp. (b)	77,887	32,829,371
Monday.com Ltd. (a)	16,889	3,976,346
N-able, Inc. (a)	42,600	397,884

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
NCR Voyix Corp. (a)	234,957	$3,251,805
NextNav, Inc. (a)	6,602	102,727
Nutanix, Inc., Class A (a)	13,833	846,303
Oracle Corp. (b)	1,952	325,281
Palantir Technologies, Inc., Class A (a) (b)	13,249	1,002,022
Palo Alto Networks, Inc. (a) (b)	5,512	1,002,964
Pegasystems, Inc.	4,249	396,007
Roper Technologies, Inc.	131	68,100
Salesforce, Inc.	25,652	8,576,233
Samsara, Inc., Class A (a)	8,252	360,530
ServiceNow, Inc. (a) (b)	883	936,086
Smartsheet, Inc., Class A (a)	10,975	614,929
Sprinklr, Inc., Class A (a)	15,149	128,009
Sprout Social, Inc., Class A (a)	41,663	1,279,471
Teradata Corp. (a)	3,137	97,718
Tyler Technologies, Inc. (a)	41	23,642
UiPath, Inc., Class A (a)	917	11,655
Workday, Inc., Class A (a)	2,897	747,513
Xperi, Inc. (a)	88,580	909,717
Zoom Communications, Inc. (a)	19,699	1,607,635
Zscaler, Inc. (a)	3,268	589,580
		95,597,791
Specialized REITs — 0.1%
Equinix, Inc.	520	490,303
Iron Mountain, Inc. (b)	126	13,244
Public Storage (b)	504	150,918
SBA Communications Corp.	483	98,435
		752,900
Specialty Retail — 0.6%
Abercrombie & Fitch Co., Class A (a) (b)	5,769	862,292
Arhaus, Inc.	103,941	977,045
Barnes & Noble Education, Inc. (a)	16,392	164,576
Best Buy Co., Inc. (b)	4,714	404,461
Boot Barn Holdings, Inc. (a)	7,073	1,073,823
CarMax, Inc. (a) (b)	1,122	91,735
Chewy, Inc., Class A (a)	1,288	43,135
Dick’s Sporting Goods, Inc. (b)	228	52,175
EVgo, Inc. (a)	88,499	358,421
J Jill, Inc.	32,514	898,037
Leslie’s, Inc. (a)	311,676	695,037
Lithia Motors, Inc.	198	70,771
MarineMax, Inc. (a)	22,242	643,906
O’Reilly Automotive, Inc. (a)	76	90,121
Ross Stores, Inc. (b)	3,718	562,422
Sally Beauty Holdings, Inc. (a)	19,402	202,751
TJX Cos., Inc.	3,918	473,334
		7,664,042
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. (b)	155,275	38,883,966
Hewlett Packard Enterprise Co.	31,224	666,632
NetApp, Inc.	765	88,801
Seagate Technology Holdings PLC	9,395	810,883
		40,450,282
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc. (b)	269	14,577
NIKE, Inc., Class B	37,348	2,826,123
Ralph Lauren Corp. (b)	9,432	2,178,604
Skechers USA, Inc., Class A (a) (b)	9,614	646,445
Tapestry, Inc. (b)	14,294	933,827
		6,599,576

	Number of Shares	Value
Tobacco — 0.9%
Altria Group, Inc.	11,364	$594,223
Philip Morris International, Inc. (b)	91,462	11,007,452
		11,601,675
Trading Companies & Distributors — 0.2%
Air Lease Corp.	8,009	386,114
Titan Machinery, Inc. (a)	9,663	136,538
United Rentals, Inc.	1,035	729,095
WESCO International, Inc.	3,347	605,673
WW Grainger, Inc.	449	473,269
Xometry, Inc., Class A (a)	12,616	538,199
		2,868,888
Water Utilities — 0.0%
Consolidated Water Co. Ltd.	8,921	230,965
York Water Co.	950	31,084
		262,049
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	2,686	592,881
Telephone & Data Systems, Inc.	42,924	1,464,137
		2,057,018
Total U.S. Common Stocks (Cost $600,003,265)		722,451,082
Foreign Common Stocks — 15.4%
Argentina — 0.1%
Arcadium Lithium PLC (a)	160,738	824,586
Cresud SACIF y A — SPADR (a) (f)	37,908	478,778
		1,303,364
Australia — 0.2%
Champion Iron Ltd. (b)	150,700	543,063
Meteoric Resources NL (a)	2,808,182	146,941
Paladin Energy Ltd. (a)	286,603	1,335,865
Rio Tinto PLC — SPADR	356	20,936
		2,046,805
Brazil — 0.3%
BrasilAgro — Co. Brasileira de Propriedades Agricolas	75,600	271,944
Centrais Eletricas Brasileiras SA	246,502	1,397,685
MercadoLibre, Inc. (a)	281	477,824
Sigma Lithium Corp. (a)	32,391	363,427
Vale SA — SPADR	2,032	18,024
Wheaton Precious Metals Corp. (f)	23,530	1,323,327
		3,852,231
Canada — 4.8%
ADENTRA, Inc. (b)	28,700	741,334
Aecon Group, Inc.	41,900	793,431
Ag Growth International, Inc. (b)	16,573	585,926
Air Canada (a) (b)	62,500	967,860
Algoma Steel Group, Inc. (b)	80,000	783,610
Algoma Steel Group, Inc. (b)	63,885	624,795
Algonquin Power & Utilities Corp.	5,078	22,597
Americas Gold & Silver Corp. (a) (c)	2,765,000	1,057,950
Artemis Gold, Inc. (a)	74,053	708,358
AtkinsRealis Group, Inc. (b)	11,500	610,101
Barrick Gold Corp. — NYSE Shares	107,761	1,670,295
Bear Creek Mining Corp. (a)	319,151	75,489
BlackBerry Ltd. (a) (b)	324,700	1,233,338
Bombardier, Inc., Class B (a) (b)	12,900	877,231
Boyd Group Services, Inc. (b)	3,700	557,992
Brookfield Business Partners LP (b)	10,800	254,701
Brookfield Corp.	10,778	619,196

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Cameco Corp.	7,730	$397,245
Canadian Apartment Properties REIT (b)	22,500	667,275
Canfor Corp. (a) (b)	57,600	608,277
Capital Power Corp. (b)	20,200	895,436
Capstone Copper Corp. (a) (b)	195,987	1,212,094
Cargojet, Inc. (b)	8,400	630,358
Cineplex, Inc. (a) (b)	124,800	1,059,209
Culico Metals, Inc. (a) (c)	58,650	4,896
Denison Mines Corp. (a)	552,578	994,640
Denison Mines Corp. (a) (c)	615,400	1,117,391
Dye & Durham Ltd. (b)	106,600	1,303,717
Endeavour Silver Corp. (a)	88,288	323,134
Enerflex Ltd. (b)	65,200	649,074
Equinox Gold Corp. (a) (f)	439,370	2,212,974
Equinox Gold Corp. (a)	436,927	2,193,374
Foran Mining Corp. (a)	123,865	338,648
G Mining Ventures Corp. (a) (b)	159,600	1,199,123
Global Atomic Corp. (a)	138,100	74,937
goeasy Ltd. (b)	6,400	742,248
Groupe Dynamite, Inc. (a) (b)	47,100	637,306
Hammond Power Solutions, Inc. (b)	11,500	1,024,436
Hudbay Minerals, Inc.	17,776	144,192
International Tower Hill Mines Ltd. (a)	376,174	171,310
Kraken Robotics, Inc. (a)	175,100	334,986
Laramide Resources Ltd. (a)	204,736	91,155
Lightspeed Commerce, Inc. (a) (b)	80,756	1,231,466
Lithium Americas Argentina Corp. (a)	435,189	1,140,195
Magna International, Inc.	40,467	1,691,116
MEG Energy Corp. (f)	14,644	240,425
Mx2 Mining, Inc. (a) (c)	198,300	68,976
NexGen Energy Ltd. (a)	69,006	455,440
NGEx Minerals Ltd. (a) (b)	52,100	486,042
Northern Dynasty Minerals Ltd. (a)	338,909	197,076
Northern Dynasty Minerals Ltd. (a)	752,336	434,407
Novagold Resources, Inc. (a)	402,123	1,339,070
Nutrien Ltd.	14,778	661,315
Pasofino Gold Ltd. (a)	61,000	21,642
Sandstorm Gold Ltd.	47,860	267,059
Savaria Corp. (b)	44,600	617,130
Seabridge Gold, Inc. (a)	51,360	586,018
Seabridge Gold, Inc. (a) (f)	101,511	1,158,148
Shopify, Inc., Class A (a)	116,890	12,428,914
SilverCrest Metals, Inc. (a) (b)	37,600	342,924
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	31,702
Sprott Physical Uranium Trust	115,569	1,998,710
Sprott, Inc.	7,362	310,213
Stella-Jones, Inc. (b)	17,150	849,357
Taseko Mines Ltd. (a)	329,963	640,128
Teck Resources Ltd., Class B	3,622	146,800
Thomson Reuters Corp.	316	50,680
Topaz Energy Corp. (b)	25,700	497,927
Tourmaline Oil Corp. (b)	14,100	652,497
Uranium Royalty Corp. (a)	471,018	1,031,529
Vitalhub Corp. (a)	31,400	246,185
Western Copper & Gold Corp. (a) (f)	338,136	355,202
		61,389,932
Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA	172,077	513,666
Lundin Mining Corp.	57,351	493,535
Sociedad Quimica y Minera de Chile SA — SPADR (f)	30,750	1,118,070
		2,125,271

	Number of Shares	Value
China — 0.4%
Alibaba Group Holding Ltd. — SPADR	4,940	$418,863
Baidu, Inc., Class A (a)	160,600	1,699,729
CGN Power Co. Ltd., Class H (g)	1,551,000	569,175
Changgang Dunxin Enterprise Co. Ltd. (a) (c) (d)	4,640,000	—
China Communications Services Corp. Ltd., Class H	2,092,000	1,228,338
China Gas Holdings Ltd.	333,200	290,429
Guangshen Railway Co. Ltd., Class H (f)	2,324,000	646,721
JD.com, Inc. — ADR	4,039	140,032
Li Auto, Inc. — ADR (a)	9,944	238,557
NXP Semiconductors NV	2,147	446,254
		5,678,098
Colombia — 0.1%
Aris Mining Corp. (a)	287,917	1,009,497
Denmark — 0.9%
Coloplast AS, Class B	36,968	4,047,835
Novo Nordisk AS, Class B	82,852	7,130,843
Novo Nordisk AS — SPADR	5,557	478,013
		11,656,691
Finland — 0.0%
Nanoform Finland PLC (a)	294,926	406,502
France — 1.1%
Carrefour SA	95,191	1,353,921
Eramet SA	400	22,146
Euroapi SA (a) (f)	187,813	560,364
L’Oreal SA	19,298	6,813,302
LVMH Moet Hennessy Louis Vuitton SE	8,384	5,482,207
		14,231,940
Germany — 0.5%
BioNTech SE — ADR (a)	26,805	3,054,430
E.ON SE	12,354	143,847
K&S AG	248,907	2,688,134
Mercer International, Inc.	35,972	233,818
Orion SA	44,620	704,550
		6,824,779
Hong Kong — 0.1%
Bank of East Asia Ltd.	83,000	105,415
CECEP COSTIN New Materials Group Ltd. (a) (c) (d)	1,736,000	—
Hi Sun Technology China Ltd. (a) (f)	4,662,000	210,082
Hua Han Health Industry Holdings Ltd. (a) (c) (d)	6,984,000	—
K Wah International Holdings Ltd.	121,000	27,577
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	160,617
PAX Global Technology Ltd.	323,000	223,335
		727,026
Indonesia — 0.4%
First Pacific Co. Ltd.	752,000	436,064
First Resources Ltd.	1,148,400	1,252,744
Golden Agri-Resources Ltd.	13,444,800	2,601,487
Media Nusantara Citra Tbk. PT (a)	8,378,400	143,658
United Tractors Tbk. PT	49,900	82,965
		4,516,918
Ireland — 0.0%
Accenture PLC, Class A	226	79,504
AerCap Holdings NV	5,140	491,898
		571,402

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Israel — 0.2%
JFrog Ltd. (a)	28,166	$828,362
Nice Ltd. — SPADR (a)	5,768	979,637
SimilarWeb Ltd. (a)	15,514	219,834
Wix.com Ltd. (a)	380	81,529
		2,109,362
Italy — 0.0%
Ferrari NV	554	235,361
Stevanato Group SpA	11,407	248,559
		483,920
Japan — 0.4%
Electric Power Development Co. Ltd.	33,100	538,913
Fukuda Corp. (f)	8,600	284,466
Inpex Corp. (f)	23,300	291,840
Japan Petroleum Exploration Co. Ltd.	79,800	579,325
Kamigumi Co. Ltd.	23,700	513,217
Kato Sangyo Co. Ltd.	12,300	350,976
Kyorin Pharmaceutical Co. Ltd.	119,100	1,135,004
Suzuken Co. Ltd.	8,200	245,792
West Japan Railway Co. (f)	58,900	1,040,270
		4,979,803
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	48,234	936,843
NAC Kazatomprom JSC — GDR (h)	1,353	51,076
NAC Kazatomprom JSC — GDR (h)	4,428	167,157
NAC Kazatomprom JSC — GDR, 144A Shares (g)	70,308	2,654,127
		3,809,203
Lebanon — 0.0%
Solidere — ADR (a) (c) (d) (h)	38,451	518,800
Macau — 0.0%
SJM Holdings Ltd. (a) (f)	1,255,000	434,708
Malaysia — 0.1%
Genting Plantations Bhd.	299,100	394,511
Oriental Holdings Bhd.	322,700	521,107
		915,618
Mexico — 0.0%
Coca-Cola Femsa SAB de CV — SPADR	5,922	461,265
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a) (f)	3,695,700	197,532
Netherlands — 0.1%
ASML Holding NV	17	11,782
Merus NV (a)	7,478	314,450
Newamsterdam Pharma Co. NV (a)	22,647	582,028
		908,260
Norway — 0.0%
Freyr Battery, Inc. (a)	25,922	66,879
Seadrill Ltd. (a)	5,099	198,504
		265,383
Philippines — 0.0%
Puregold Price Club, Inc.	13,900	7,371
Puerto Rico — 0.0%
Popular, Inc.	4,175	392,700
Russia — 0.0%
Etalon Group PLC — GDR (a) (c) (d) (h)	599,848	—
Etalon Group PLC — GDR — LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (c) (d)	1,019,443,892	—
	Number of Shares	Value
Gazprom PJSC (a) (c) (d)	1,409,587	$—
Lenta International Co. PJSC — GDR (a) (c) (d)	351,208	—
LSR Group PJSC (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (c) (d)	798,487	—
Polyus PJSC — GDR (a) (h) (c) (d)	34,231	—
RusHydro PJSC (a) (c) (d)	354,557,380	—
Sberbank of Russia PJSC (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	530,060	—
		—
South Africa — 0.6%
Anglo American Platinum Ltd. (f)	105,399	3,161,386
Harmony Gold Mining Co. Ltd. — SPADR	61,092	501,565
Impala Platinum Holdings Ltd. (a)	723,413	3,367,783
Sibanye Stillwater Ltd. (a)	313,059	253,511
		7,284,245
South Korea — 1.5%
Chong Kun Dang Pharmaceutical Corp.	4,761	287,443
Coupang, Inc. (a)	953	20,947
DL E&C Co. Ltd.	53,161	1,151,985
GS Holdings Corp. (a)	28,862	767,641
Hana Financial Group, Inc.	7,580	289,854
Hankook & Co. Co. Ltd.	62,468	717,466
Hyundai Department Store Co. Ltd.	38,095	1,221,380
Korea Electric Power Corp. (a)	82,180	1,118,470
Korea Electric Power Corp. — SPADR	106,105	730,003
Korean Air Lines Co. Ltd.	17,993	276,011
Korean Reinsurance Co.	129,546	697,320
KT Corp. — SPADR (f)	243,089	3,772,741
LG Corp.	33,072	1,615,799
LG Uplus Corp.	618,616	4,339,216
Lotte Chemical Corp.	16,509	669,849
LX Holdings Corp.	52,265	243,454
LX International Corp.	7,626	138,981
Pan Ocean Co. Ltd.	222,249	497,780
PHA Co. Ltd.	27,869	189,599
		18,745,939
Spain — 0.3%
Amadeus IT Group SA (f)	53,854	3,788,481
Sri Lanka — 0.0%
Hemas Holdings PLC	1,337,560	471,461
Sweden — 0.3%
Alleima AB (b)	1	7
Atlas Copco AB, Class A (f)	228,946	3,502,181
Greater Than AB (a)	278,955	690,699
Infant Bacterial Therapeutics AB (a)	11,850	57,460
		4,250,347
Switzerland — 0.4%
On Holding AG, Class A (a)	80	4,382
Sportradar Group AG, Class A (a)	274,063	4,752,252
TE Connectivity PLC	317	45,321
		4,801,955
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. — SPADR	47,165	9,314,616
Thailand — 0.2%
Kasikornbank PCL	118,000	537,372
Siam Cement PCL	53,700	264,722
Valeura Energy, Inc. (a)	261,200	1,319,219
		2,121,313

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Ukraine — 0.1%
Astarta Holding PLC	45,135	$445,959
MHP SE GDR (a) (h)	234,160	1,164,469
		1,610,428
United Kingdom — 1.1%
Ashmore Group PLC	139,378	278,011
AstraZeneca PLC — SPADR	139	9,107
CK Hutchison Holdings Ltd.	560,500	3,004,405
Close Brothers Group PLC (a)	67,578	198,844
Gabriel Resources Ltd. (a)	1,934,000	13,454
Indivior PLC (a)	151,472	1,882,797
Schroders PLC	296,637	1,195,617
TechnipFMC PLC	23,645	684,286
Unilever PLC	93,503	5,295,306
Vodafone Group PLC	1,286,717	1,097,289
Yellow Cake PLC (a) (g)	180,070	1,121,309
		14,780,425
Total Foreign Common Stocks (Cost $209,856,051)		198,993,591
Total Common Stocks (Cost $809,859,316)		921,444,673
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $72,153)	346,146	128,074
Warrants — 0.0%
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (c)	137,250	—
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (c)	89,000	1,932
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	266	—
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	61,068
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	1,005	1
Gold Royalty Corp., Expiring 06/14/27 (Canada) (a) (c)	227,300	57,961
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (c)	131,700	34,405
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (c)	44,900	51,892
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	34,589
Organigram Holdings, Inc., Expiring 04/02/28 (Canada) (a) (c)	337,500	135,111
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (c) (e)	1,159,587	3,705
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	2,752
Trillion Energy International, Inc., Expiring 06/29/25 (Turkey) (a)	1,561,485	5,431
U.S. Gold Corp., Expiring 11/30/27 (United States) (a) (c)	18,150	33,472
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	7,412
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	—
Total Warrants (Cost $326,962)		429,731
	Principal Amount	Value
Corporate Bonds — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (c) (d) (e) (Cost $337,084)	$453,800	$315,698
Convertible Bonds — 0.3%
Diversified Financial Services — 0.0%
Galaxy Digital Holdings LP, 2.500%, 12/01/29 (a) (g)	303,000	291,274
Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 10.000%, 03/21/25 (a) (c) (d) (e)	120,000	150,000
Investment Companies — 0.1%
Bitdeer Technologies Group, 5.250%, 12/01/29 (g)	202,000	302,393
Riot Platforms, Inc., 0.750%, 01/15/30 (g)	258,500	237,174
		539,567
Movies & Entertainment — 0.1%
Cineplex, Inc., 7.750%, 03/01/30 (Canada) (g)	650,000	605,934
Oil, Gas & Consumable Fuels — 0.0%
Royal Helium Ltd., 12.000%, 06/30/25 (Canada) (a) (c) (d) (e)	429,000	298,445
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (c) (e)	312,000	217,051
		515,496
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada) (g)	1,520,000	1,019,847
Total Convertible Bonds (Cost $2,931,420)		3,122,118
U.S. Treasury Bonds/Notes — 3.0%
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,148,766
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	14,604,822
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	11,778,018
Total U.S. Treasury Bonds/Notes (Cost $39,447,926)		38,531,606
	Number of Shares	Value
Acquired Funds — 21.1%
Exchange-Traded Funds (ETFs) — 8.4%
Financial Select Sector SPDR Fund	821,917	39,723,249
Health Care Select Sector SPDR Fund (f)	149,621	20,583,361
Technology Select Sector SPDR Fund	96,003	22,322,617
Vanguard Financials ETF (f)	213,451	25,202,160
		107,831,387
Private Investment Funds (i) — 12.7%
Bellus Ventures II LP (a) (c) (d) (e)	96,174	17,662,747
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		$26,521,792

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Farallon Capital Institutional Partners (a) (c) (d) (e)		746,529
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	4,297	30,906,782
Honeycomb Partners LP (a) (c) (d) (e)		20,058,612
Northwest Feilong Fund Ltd. (a) (c) (d) (e)	11,767	24,827,850
QVT Roviant LP (a) (c) (d) (e)	1,174	5,874,395
Voloridge Fund LP (a) (c) (d) (e)		8,706,254
Voloridge Trading Aggressive Fund (a) (c) (d) (e)		29,266,766
		164,571,727
Total Acquired Funds (Cost $191,170,201)		272,403,114
Preferred Stocks — 0.1%
Draegerwerk AG & Co. KGaA, 3.87% (Germany)	17,355	835,894
Petroleo Brasileiro SA, 16.78% (Brazil)	142,600	839,209
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (c) (d) (e)	89,142	57,942
Total Preferred Stocks (Cost $1,754,013)		1,733,045
	Number of Contracts	Value
Purchased Option Contracts — 0.2%
Calls — 0.0%
Capri Holdings Ltd., Notional Amount $537,750, Strike Price $22.5 Expiring 03/21/2025 (United States)	239	39,435
Clear Secure, Inc., Notional Amount $978,000, Strike Price $30 Expiring 05/16/2025 (United States)	326	76,610
Global Payments, Inc., Notional Amount $756,000, Strike Price $120 Expiring 01/17/2025 (United States)	63	2,520
Global Payments, Inc., Notional Amount $693,000, Strike Price $110 Expiring 01/17/2025 (United States)	63	25,578
iShares S&P/TSX Capped REIT Index ETF, Notional Amount $785,600, Strike Price $16 Expiring 02/21/2025 (Canada)	491	341
iShares S&P/TSX Capped REIT Index ETF, Notional Amount $1,579,050, Strike Price $16.5 Expiring 01/17/2025 (Canada)	957	666
Mister Car Wash, Inc., Notional Amount $548,000, Strike Price $10 Expiring 05/16/2025 (United States)	548	10,960
SPDR S&P Biotech ETF, Notional Amount $790,000, Strike Price $100 Expiring 01/17/2025 (United States)	79	790
WillScot Holdings Corp., Notional Amount $632,000, Strike Price $40 Expiring 01/17/2025 (United States)	158	790
	Number of Contracts	Value
ZoomInfo Technologies, Inc., Notional Amount $38,750, Strike Price $12.5 Expiring 12/19/2025 (United States)	31	$ 4,805
Total Calls (Cost $251,026)		162,495
Puts — 0.2%
iShares S&P/TSX 60 Index ETF, Notional Amount $10,640,000, Strike Price $38 Expiring 01/17/2025 (Canada)	2,800	109,082
iShares S&P/TSX 60 Index ETF, Notional Amount $4,749,375, Strike Price $37.25 Expiring 01/31/2025 (Canada)	1,275	32,819
S&P 500 Index, Notional Amount $43,701,035, Strike Price $5,716.2 Expiring 03/21/2025 (United States)	7,645	840,912
S&P 500 Index, Notional Amount $43,438,194, Strike Price $5,668.56 Expiring 03/21/2025 (United States)	7,663	842,881
Total Puts (Cost $1,644,261)		1,825,694
Total Purchased Option Contracts (Cost $1,895,287)		1,988,189
	Principal Amount	Value
Short-Term Investments — 14.4%
Repurchase Agreement — 11.5%
Fixed Income Clearing Corp. issued on 12/31/24 (proceeds at maturity $147,684,766) (collateralized by U.S. Treasury Inflation Indexed Bonds, due 10/15/26 with a total par value of 117,619,300, U.S. Treasury Note, due 10/15/26 with a total par value of $18,283,400 and a total market value of 150,627,080), 1.360%, 01/02/25 (Cost $147,673,608)	$147,673,608	147,673,608
Unaffiliated Investment Company — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%, (j) (k) (Cost $12,139,472)	12,139,472	12,139,472
U.S Treasury Bill — 2.0%
U.S. Treasury Bills, 4.411%, 03/27/25 (j) (Cost $26,299,637)	26,566,000	26,306,273
Total Short-Term Investments (Cost $186,112,717)		186,119,353
Total Investments — 110.5% (Cost $1,233,907,079)		1,426,215,601
Liabilities in Excess of Other Assets — (10.5)%		(135,690,178)
Net Assets — 100.0%		$1,290,525,423

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Securities Sold Short — (9.9)%
Common Stocks — (9.9)%
U.S. Common Stocks — (9.2)%
Aerospace & Defense — (0.2)%
AeroVironment, Inc. (a)	(9,034)	$(1,390,242)
Astronics Corp. (a)	(446)	(7,118)
Boeing Co. (a)	(7,325)	(1,296,525)
National Presto Industries, Inc.	(268)	(26,377)
Spirit AeroSystems Holdings, Inc., Class A (a)	(1,119)	(38,136)
Triumph Group, Inc. (a)	(388)	(7,240)
		(2,765,638)
Air Freight & Logistics — (0.0)%
Air Transport Services Group, Inc. (a)	(247)	(5,429)
Automobile Components — (0.1)%
Dana, Inc.	(19,504)	(225,466)
Fox Factory Holding Corp. (a)	(835)	(25,275)
Goodyear Tire & Rubber Co. (a)	(51,444)	(462,996)
Lear Corp.	(139)	(13,163)
Phinia, Inc.	(397)	(19,124)
QuantumScape Corp. (a)	(221,130)	(1,147,665)
		(1,893,689)
Automobiles — (0.2)%
Harley-Davidson, Inc.	(4,523)	(136,278)
Lucid Group, Inc. (a)	(137,248)	(414,489)
Rivian Automotive, Inc., Class A (a)	(93,779)	(1,247,261)
Thor Industries, Inc.	(11,136)	(1,065,826)
		(2,863,854)
Banks — (0.2)%
Amerant Bancorp, Inc.	(178)	(3,989)
Bancorp, Inc. (a)	(14,758)	(776,714)
Customers Bancorp, Inc. (a)	(13,909)	(677,090)
First Citizens BancShares, Inc., Class A	(26)	(54,938)
First Foundation, Inc.	(956)	(5,937)
Flagstar Financial, Inc.	(24,811)	(231,487)
Flushing Financial Corp.	(211)	(3,013)
Glacier Bancorp, Inc.	(615)	(30,885)
Kearny Financial Corp.	(704)	(4,984)
Park National Corp.	(1,203)	(206,230)
		(1,995,267)
Beverages — (0.1)%
Boston Beer Co., Inc., Class A (a)	(113)	(33,898)
Celsius Holdings, Inc. (a)	(6,365)	(167,654)
Monster Beverage Corp. (a)	(3,522)	(185,116)
National Beverage Corp.	(8,454)	(360,732)
		(747,400)
Biotechnology — (0.8)%
ACADIA Pharmaceuticals, Inc. (a)	(19,977)	(366,578)
Alnylam Pharmaceuticals, Inc. (a)	(827)	(194,601)
Apellis Pharmaceuticals, Inc. (a)	(13,670)	(436,210)
Arcus Biosciences, Inc. (a)	(7,788)	(115,963)
ArriVent Biopharma, Inc. (a)	(2,001)	(53,307)
Arrowhead Pharmaceuticals, Inc. (a)	(23,516)	(442,101)
Astria Therapeutics, Inc. (a)	(2,719)	(24,308)
	Number of Shares	Value
Avid Bioservices, Inc. (a)	(1,221)	$(15,079)
Blueprint Medicines Corp. (a)	(214)	(18,665)
Celcuity, Inc. (a)	(5,100)	(66,759)
Disc Medicine, Inc. (a)	(1,246)	(78,996)
Dynavax Technologies Corp. (a)	(4,048)	(51,693)
Erasca, Inc. (a)	(10,528)	(26,425)
Exelixis, Inc. (a)	(25,172)	(838,228)
Ionis Pharmaceuticals, Inc. (a)	(43,461)	(1,519,397)
Iovance Biotherapeutics, Inc. (a)	(47,337)	(350,294)
Kura Oncology, Inc. (a)	(8,097)	(70,525)
LENZ Therapeutics, Inc.	(1,114)	(32,161)
Madrigal Pharmaceuticals, Inc. (a)	(5,642)	(1,740,952)
Mirum Pharmaceuticals, Inc. (a)	(232)	(9,593)
Moderna, Inc. (a)	(76,806)	(3,193,594)
MoonLake Immunotherapeutics (a)	(357)	(19,332)
Nuvalent, Inc., Class A (a)	(986)	(77,184)
Rhythm Pharmaceuticals, Inc. (a)	(583)	(32,636)
Sarepta Therapeutics, Inc. (a)	(75)	(9,119)
SpringWorks Therapeutics, Inc. (a)	(2,796)	(101,020)
Travere Therapeutics, Inc. (a)	(601)	(10,469)
Voyager Therapeutics, Inc. (a)	(381)	(2,160)
Xencor, Inc. (a)	(4,596)	(105,616)
Zymeworks, Inc. (a)	(2,016)	(29,514)
		(10,032,479)
Broadline Retail — (0.3)%
Etsy, Inc. (a)	(189)	(9,996)
Kohl’s Corp.	(33,159)	(465,552)
Macy’s, Inc.	(4,861)	(82,297)
Ollie’s Bargain Outlet Holdings, Inc. (a)	(28,553)	(3,133,121)
		(3,690,966)
Building Products — (0.1)%
AAON, Inc.	(5,131)	(603,816)
Hayward Holdings, Inc. (a)	(6,841)	(104,599)
Tecnoglass, Inc.	(2,639)	(209,325)
Trex Co., Inc. (a)	(10,097)	(696,996)
		(1,614,736)
Chemicals — (0.1)%
Albemarle Corp.	(11,900)	(1,024,352)
Celanese Corp.	(4,704)	(325,564)
Chemours Co.	(18,941)	(320,103)
Dow, Inc.	(334)	(13,403)
FMC Corp.	(4,382)	(213,009)
Huntsman Corp.	(707)	(12,747)
Mativ Holdings, Inc.	(485)	(5,287)
		(1,914,465)
Commercial Services & Supplies — (0.0)%
CECO Environmental Corp. (a)	(78)	(2,358)
Enviri Corp. (a)	(2,760)	(21,252)
Interface, Inc.	(6,679)	(162,633)
Matthews International Corp., Class A	(1,153)	(31,915)
Pitney Bowes, Inc.	(2,587)	(18,730)
Waste Connections, Inc.	(2,100)	(360,263)
		(597,151)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Communications Equipment — (0.0)%
Calix, Inc. (a)	(888)	$(30,965)
Clearfield, Inc. (a)	(164)	(5,084)
Extreme Networks, Inc. (a)	(931)	(15,585)
Lumentum Holdings, Inc. (a)	(5,723)	(480,446)
NETGEAR, Inc. (a)	(254)	(7,079)
NetScout Systems, Inc. (a)	(246)	(5,328)
		(544,487)
Construction & Engineering — (0.1)%
Dycom Industries, Inc. (a)	(2,324)	(404,516)
IES Holdings, Inc. (a)	(1,366)	(274,511)
Quanta Services, Inc.	(146)	(46,143)
Sterling Infrastructure, Inc. (a)	(3,130)	(527,249)
		(1,252,419)
Consumer Finance — (0.1)%
LendingClub Corp. (a)	(307)	(4,970)
Navient Corp.	(10,125)	(134,561)
NerdWallet, Inc., Class A (a)	(126)	(1,676)
OneMain Holdings, Inc.	(255)	(13,293)
PROG Holdings, Inc.	(1,536)	(64,912)
SoFi Technologies, Inc. (a)	(67,522)	(1,039,839)
		(1,259,251)
Consumer Staples Distribution & Retail — (0.2)%
Dollar General Corp.	(3,854)	(292,210)
Dollar Tree, Inc. (a)	(4,370)	(327,488)
Grocery Outlet Holding Corp. (a)	(33,403)	(521,421)
Maplebear, Inc. (a)	(8,294)	(343,538)
Walgreens Boots Alliance, Inc.	(70,040)	(653,473)
		(2,138,130)
Containers & Packaging — (0.0)%
Myers Industries, Inc.	(1,846)	(20,380)
Pactiv Evergreen, Inc.	(2,108)	(36,827)
		(57,207)
Distributors — (0.0)%
Pool Corp.	(1,521)	(518,570)
Diversified Consumer Services — (0.1)%
Coursera, Inc. (a)	(9,723)	(82,645)
Duolingo, Inc. (a)	(333)	(107,969)
Frontdoor, Inc. (a)	(13,289)	(726,510)
Udemy, Inc. (a)	(341)	(2,806)
		(919,930)
Diversified Telecommunication Services — (0.0)%
Anterix, Inc. (a)	(488)	(14,967)
Iridium Communications, Inc.	(140)	(4,063)
Shenandoah Telecommunications Co.	(2,035)	(25,661)
		(44,691)
Electric Utilities — (0.0)%
Otter Tail Corp.	(6,044)	(446,289)
Southern Co.	(1,227)	(101,007)
		(547,296)
Electrical Equipment — (0.2)%
Allient, Inc.	(667)	(16,195)
American Superconductor Corp. (a)	(25,374)	(624,962)
Fluence Energy, Inc. (a)	(7,580)	(120,370)
	Number of Shares	Value
GrafTech International Ltd. (a)	(280,554)	$(485,358)
NEXTracker, Inc., Class A (a)	(6,011)	(219,582)
Plug Power, Inc. (a)	(114,078)	(242,986)
Powell Industries, Inc.	(5,846)	(1,295,766)
Sensata Technologies Holding PLC	(466)	(12,768)
		(3,017,987)
Electronic Equipment, Instruments & Components — (0.2)%
Arlo Technologies, Inc. (a)	(7,340)	(82,135)
Badger Meter, Inc.	(213)	(45,181)
Bel Fuse, Inc., Class B	(2,285)	(188,444)
Crane NXT Co.	(424)	(24,685)
ePlus, Inc. (a)	(1,327)	(98,039)
IPG Photonics Corp. (a)	(57)	(4,145)
Itron, Inc. (a)	(2,936)	(318,791)
Methode Electronics, Inc.	(2,164)	(25,513)
Napco Security Technologies, Inc.	(35,194)	(1,251,499)
nLight, Inc. (a)	(1,338)	(14,036)
Novanta, Inc. (a)	(2,962)	(452,505)
Rogers Corp. (a)	(17)	(1,727)
Vishay Intertechnology, Inc.	(1,767)	(29,933)
		(2,536,633)
Energy Equipment & Services — (0.2)%
Atlas Energy Solutions, Inc.	(10,657)	(236,372)
Core Laboratories, Inc.	(29,485)	(510,385)
Helmerich & Payne, Inc.	(4,932)	(157,923)
Liberty Energy, Inc.	(5,611)	(111,603)
Nabors Industries Ltd. (a)	(389)	(22,239)
Noble Corp. PLC	(3,003)	(94,294)
NOV, Inc.	(936)	(13,665)
NPK International, Inc. (a)	(1,586)	(12,165)
Oceaneering International, Inc. (a)	(6,735)	(175,649)
Patterson-UTI Energy, Inc.	(46,452)	(383,693)
ProPetro Holding Corp. (a)	(10,746)	(100,260)
RPC, Inc.	(5,068)	(30,104)
TETRA Technologies, Inc. (a)	(1,877)	(6,720)
Valaris Ltd. (a)	(3,528)	(156,079)
		(2,011,151)
Entertainment — (0.1)%
Eventbrite, Inc., Class A (a)	(6,328)	(21,262)
Lions Gate Entertainment Corp., Class B (a)	(4,423)	(33,393)
Live Nation Entertainment, Inc. (a)	(2,880)	(372,960)
ROBLOX Corp., Class A (a)	(4,045)	(234,044)
Roku, Inc. (a)	(632)	(46,983)
Sphere Entertainment Co. (a)	(3,010)	(121,363)
Take-Two Interactive Software, Inc. (a)	(2,510)	(462,041)
Warner Bros Discovery, Inc. (a)	(30,075)	(317,893)
Warner Music Group Corp., Class A	(4,140)	(128,340)
		(1,738,279)
Financial Services — (0.2)%
Affirm Holdings, Inc. (a)	(3,140)	(191,226)
Cannae Holdings, Inc.	(847)	(16,821)
I3 Verticals, Inc., Class A (a)	(79)	(1,820)
Marqeta, Inc., Class A (a)	(6,676)	(25,302)
NCR Atleos Corp. (a)	(2,080)	(70,554)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Remitly Global, Inc. (a)	(5,161)	$(116,484)
Shift4 Payments, Inc., Class A (a)	(6,785)	(704,147)
Toast, Inc., Class A (a)	(25,935)	(945,331)
		(2,071,685)
Food Products — (0.2)%
Calavo Growers, Inc.	(148)	(3,774)
Lamb Weston Holdings, Inc.	(3,700)	(247,271)
Lancaster Colony Corp.	(3,278)	(567,553)
Mission Produce, Inc. (a)	(13,846)	(198,967)
Simply Good Foods Co. (a)	(9,763)	(380,562)
TreeHouse Foods, Inc. (a)	(4,211)	(147,932)
Utz Brands, Inc.	(57,666)	(903,050)
Vital Farms, Inc. (a)	(57)	(2,148)
WK Kellogg Co.	(27,619)	(496,866)
		(2,948,123)
Ground Transportation — (0.1)%
ArcBest Corp.	(1,888)	(176,188)
Avis Budget Group, Inc. (a)	(2,815)	(226,917)
FTAI Infrastructure, Inc.	(18,936)	(137,475)
Heartland Express, Inc.	(454)	(5,094)
Saia, Inc. (a)	(2,912)	(1,327,086)
		(1,872,760)
Health Care Equipment & Supplies — (0.3)%
Align Technology, Inc. (a)	(5,503)	(1,147,431)
Enovis Corp. (a)	(487)	(21,370)
Envista Holdings Corp. (a)	(6,152)	(118,672)
Globus Medical, Inc., Class A (a)	(2,274)	(188,083)
Inari Medical, Inc. (a)	(9,525)	(486,251)
Integra LifeSciences Holdings Corp. (a)	(912)	(20,684)
iRhythm Technologies, Inc. (a)	(2,201)	(198,464)
Neogen Corp. (a)	(61,608)	(747,921)
Penumbra, Inc. (a)	(675)	(160,299)
PROCEPT BioRobotics Corp. (a)	(2,101)	(169,172)
RxSight, Inc. (a)	(187)	(6,429)
SI-BONE, Inc. (a)	(846)	(11,861)
UFP Technologies, Inc. (a)	(737)	(180,204)
Varex Imaging Corp. (a)	(759)	(11,074)
		(3,467,915)
Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(4,802)	(190,399)
AdaptHealth Corp. (a)	(339)	(3,227)
Cross Country Healthcare, Inc. (a)	(17,273)	(313,678)
Enhabit, Inc. (a)	(1,496)	(11,684)
Guardant Health, Inc. (a)	(23,074)	(704,911)
Henry Schein, Inc. (a)	(4,418)	(305,726)
LifeStance Health Group, Inc. (a)	(39,841)	(293,628)
NeoGenomics, Inc. (a)	(146)	(2,406)
Option Care Health, Inc. (a)	(2,174)	(50,437)
Owens & Minor, Inc. (a)	(1,122)	(14,664)
PACS Group, Inc. (a)	(3,763)	(49,333)
Patterson Cos., Inc.	(12,383)	(382,139)
Premier, Inc., Class A	(485)	(10,282)
		(2,332,514)

	Number of Shares	Value
Health Care REITs — (0.0)%
Medical Properties Trust, Inc.	(13,644)	$(53,894)
Health Care Technology — (0.1)%
Certara, Inc. (a)	(2,685)	(28,595)
Doximity, Inc., Class A (a)	(17,967)	(959,258)
Phreesia, Inc. (a)	(309)	(7,775)
		(995,628)
Hotel & Resort REITs — (0.0)%
Park Hotels & Resorts, Inc.	(1,715)	(24,130)
Pebblebrook Hotel Trust	(2,558)	(34,661)
Summit Hotel Properties, Inc.	(1,115)	(7,638)
Sunstone Hotel Investors, Inc.	(354)	(4,191)
		(70,620)
Hotels, Restaurants & Leisure — (0.6)%
BJ’s Restaurants, Inc. (a)	(154)	(5,411)
Bloomin’ Brands, Inc.	(5,282)	(64,493)
Caesars Entertainment, Inc. (a)	(5,189)	(173,416)
Cheesecake Factory, Inc.	(3,562)	(168,981)
Churchill Downs, Inc.	(3,340)	(446,024)
Cracker Barrel Old Country Store, Inc.	(5,829)	(308,121)
Denny’s Corp. (a)	(1,079)	(6,528)
Dine Brands Global, Inc.	(1,190)	(35,819)
DraftKings, Inc., Class A (a)	(16,855)	(627,006)
Dutch Bros, Inc., Class A (a)	(33,413)	(1,750,173)
First Watch Restaurant Group, Inc. (a)	(35,510)	(660,841)
Golden Entertainment, Inc.	(178)	(5,625)
Hilton Grand Vacations, Inc. (a)	(3,572)	(139,129)
Hyatt Hotels Corp., Class A	(1,367)	(214,592)
Krispy Kreme, Inc.	(5,069)	(50,335)
Kura Sushi USA, Inc., Class A (a)	(4,064)	(368,117)
Norwegian Cruise Line Holdings Ltd. (a)	(15,105)	(388,652)
Penn Entertainment, Inc. (a)	(6,612)	(131,050)
Planet Fitness, Inc., Class A (a)	(8,869)	(876,878)
Portillo’s, Inc., Class A (a)	(3,474)	(32,656)
RCI Hospitality Holdings, Inc.	(461)	(26,494)
Shake Shack, Inc., Class A (a)	(82)	(10,643)
Starbucks Corp.	(4,379)	(399,584)
Sweetgreen, Inc.,Class A (a)	(1,336)	(42,832)
Target Hospitality Corp. (a)	(1,041)	(10,061)
Wyndham Hotels & Resorts, Inc.	(2,643)	(266,388)
Wynn Resorts Ltd.	(161)	(13,872)
		(7,223,721)
Household Durables — (0.3)%
Dream Finders Homes, Inc., Class A (a)	(3,744)	(87,123)
Leggett & Platt, Inc.	(15,042)	(144,403)
Newell Brands, Inc.	(28,212)	(280,992)
SharkNinja, Inc. (a)	(15,850)	(1,543,156)
Sonos, Inc. (a)	(1,951)	(29,343)
Tempur Sealy International, Inc.	(13,476)	(763,954)
Whirlpool Corp.	(4,166)	(476,924)
		(3,325,895)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Household Products — (0.0)%
WD-40 Co.	(1,219)	$(295,827)
Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	(3,122)	(211,422)
Insurance — (0.1)%
Goosehead Insurance, Inc., Class A (a)	(4,875)	(522,698)
HCI Group, Inc.	(101)	(11,770)
Kinsale Capital Group, Inc.	(202)	(93,956)
Lemonade, Inc. (a)	(10,537)	(386,497)
Lincoln National Corp.	(426)	(13,508)
ProAssurance Corp. (a)	(226)	(3,596)
Trupanion, Inc. (a)	(14,396)	(693,887)
United Fire Group, Inc.	(203)	(5,775)
		(1,731,687)
Interactive Media & Services — (0.0)%
Match Group, Inc. (a)	(5,814)	(190,176)
Shutterstock, Inc.	(2,622)	(79,578)
Ziff Davis, Inc. (a)	(243)	(13,205)
ZoomInfo Technologies, Inc. (a)	(16,332)	(171,649)
		(454,608)
IT Services — (0.2)%
Akamai Technologies, Inc. (a)	(7,242)	(692,697)
DXC Technology Co. (a)	(634)	(12,667)
Fastly, Inc., Class A (a)	(20,782)	(196,182)
Globant SA (a)	(640)	(137,229)
Grid Dynamics Holdings, Inc. (a)	(128)	(2,847)
MongoDB, Inc. (a)	(808)	(188,111)
Twilio, Inc., Class A (a)	(9,277)	(1,002,658)
		(2,232,391)
Leisure Products — (0.1)%
Acushnet Holdings Corp.	(12,269)	(872,080)
Brunswick Corp.	(9,278)	(600,101)
Funko, Inc., Class A (a)	(1,869)	(25,026)
Malibu Boats, Inc., Class A (a)	(425)	(15,976)
Polaris, Inc.	(1,930)	(111,207)
YETI Holdings, Inc. (a)	(6,271)	(241,496)
		(1,865,886)
Life Sciences Tools & Services — (0.2)%
Azenta, Inc. (a)	(13,968)	(698,400)
Fortrea Holdings, Inc. (a)	(8,840)	(164,866)
Illumina, Inc. (a)	(4,267)	(570,199)
Mesa Laboratories, Inc.	(323)	(42,594)
Repligen Corp. (a)	(3,117)	(448,661)
Revvity, Inc.	(1,695)	(189,179)
Sotera Health Co. (a)	(395)	(5,404)
		(2,119,303)
Machinery — (0.2)%
AGCO Corp.	(1,416)	(132,368)
Alamo Group, Inc.	(579)	(107,642)
Chart Industries, Inc. (a)	(1,100)	(209,924)
CNH Industrial NV	(17,086)	(193,584)
Hillenbrand, Inc.	(243)	(7,480)
Kadant, Inc.	(2,357)	(813,141)
	Number of Shares	Value
Lindsay Corp.	(2,410)	$(285,127)
Proto Labs, Inc. (a)	(134)	(5,238)
Stanley Black & Decker, Inc.	(169)	(13,569)
Stratasys Ltd. (a)	(2,587)	(22,999)
Titan International, Inc. (a)	(4,408)	(29,930)
Toro Co.	(7,509)	(601,471)
Wabash National Corp.	(199)	(3,409)
		(2,425,882)
Marine Transportation — (0.0)%
Matson, Inc.	(1,043)	(140,638)
Media — (0.1)%
Cable One, Inc.	(70)	(25,348)
Charter Communications, Inc., Class A (a)	(158)	(54,158)
Gannett Co., Inc. (a)	(1,625)	(8,222)
Ibotta, Inc., Class A (a)	(583)	(37,942)
Paramount Global, Class B	(49,700)	(519,862)
Scholastic Corp.	(1,260)	(26,876)
Sirius XM Holdings, Inc.	(19,556)	(445,877)
TechTarget, Inc. (a)	(375)	(7,432)
		(1,125,717)
Metals & Mining — (0.2)%
Cleveland-Cliffs, Inc. (a)	(3,444)	(32,374)
Coeur Mining, Inc. (a)	(58,700)	(335,764)
Compass Minerals International, Inc.	(971)	(10,924)
Materion Corp.	(579)	(57,251)
Metallus, Inc. (a)	(1,424)	(20,121)
MP Materials Corp. (a)	(96,352)	(1,503,091)
U.S. Steel Corp.	(6,279)	(213,423)
		(2,172,948)
Mortgage Real Estate Investment — (0.0)%
Ready Capital Corp.	(47,742)	(325,600)
Office REITs — (0.1)%
Vornado Realty Trust	(16,563)	(696,308)
Oil, Gas & Consumable Fuels — (0.2)%
Antero Resources Corp. (a)	(6,287)	(220,359)
APA Corp.	(14,229)	(328,548)
Civitas Resources, Inc.	(5,334)	(244,670)
Clean Energy Fuels Corp. (a)	(48,666)	(122,152)
Delek U.S. Holdings, Inc.	(14,450)	(267,325)
Dorian LPG Ltd.	(165)	(4,021)
HF Sinclair Corp.	(6,700)	(234,835)
New Fortress Energy, Inc.	(53,748)	(812,670)
NextDecade Corp. (a)	(13,895)	(107,130)
PBF Energy, Inc., Class A	(10,665)	(283,156)
Range Resources Corp.	(5,704)	(205,230)
REX American Resources Corp. (a)	(210)	(8,755)
SandRidge Energy, Inc.	(231)	(2,705)
SM Energy Co.	(317)	(12,287)
Talos Energy, Inc. (a)	(35,208)	(341,870)
		(3,195,713)
Paper & Forest Products — (0.0)%
Clearwater Paper Corp. (a)	(1,907)	(56,771)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Passenger Airlines — (0.2)%
Allegiant Travel Co.	(886)	$(83,390)
American Airlines Group, Inc. (a)	(182)	(3,172)
JetBlue Airways Corp. (a)	(51,223)	(402,613)
Joby Aviation, Inc. (a)	(137,819)	(1,120,469)
Southwest Airlines Co.	(30,728)	(1,033,075)
Sun Country Airlines Holdings, Inc. (a)	(112)	(1,633)
		(2,644,352)
Personal Care Products — (0.2)%
Coty, Inc., Class A (a)	(21,064)	(146,606)
elf Beauty, Inc. (a)	(13,588)	(1,705,973)
Estee Lauder Cos., Inc., Class A	(4,154)	(311,467)
Herbalife Ltd. (a)	(1,194)	(7,988)
		(2,172,034)
Pharmaceuticals — (0.1)%
ANI Pharmaceuticals, Inc. (a)	(93)	(5,141)
Axsome Therapeutics, Inc. (a)	(1,241)	(105,001)
Bausch Health Cos., Inc. (a)	(3,265)	(26,316)
Curaleaf Holdings, Inc. (a)	(64,700)	(100,823)
Harrow, Inc. (a)	(16,501)	(553,609)
Liquidia Corp. (a)	(18,279)	(214,961)
Organon & Co.	(17,050)	(254,386)
Pacira BioSciences, Inc. (a)	(2,210)	(41,636)
Prestige Consumer Healthcare, Inc. (a)	(3,703)	(289,167)
Tarsus Pharmaceuticals, Inc. (a)	(2,475)	(137,041)
Zevra Therapeutics, Inc. (a)	(2,783)	(23,210)
		(1,751,291)
Professional Services — (0.3)%
Alight, Inc., Class A	(1,845)	(12,767)
Amentum Holdings, Inc. (a)	(9,159)	(192,614)
Clarivate PLC (a)	(170,718)	(867,247)
Concentrix Corp.	(5,255)	(227,384)
Dayforce, Inc. (a)	(3,628)	(263,538)
Fiverr International Ltd. (a)	(46,399)	(1,472,240)
Insperity, Inc.	(2,535)	(196,488)
ManpowerGroup, Inc.	(440)	(25,397)
Paycom Software, Inc.	(816)	(167,256)
Paycor HCM, Inc. (a)	(180)	(3,343)
Paylocity Holding Corp. (a)	(225)	(44,881)
Planet Labs PBC (a)	(23,560)	(95,182)
Resources Connection, Inc.	(518)	(4,419)
TriNet Group, Inc.	(2,063)	(187,258)
Upwork, Inc. (a)	(184)	(3,008)
		(3,763,022)
Real Estate Management & Development — (0.1)%
eXp World Holdings, Inc.	(78,663)	(905,411)
Retail REITs — (0.0)%
Macerich Co.	(6,476)	(129,002)
Semiconductors & Semiconductor Equipment — (0.3)%
Alpha & Omega Semiconductor Ltd. (a)	(800)	(29,624)
CEVA, Inc. (a)	(142)	(4,480)
Cohu, Inc. (a)	(206)	(5,500)
	Number of Shares	Value
Credo Technology Group Holding Ltd. (a)	(13,202)	$(887,307)
Diodes, Inc. (a)	(455)	(28,060)
Enphase Energy, Inc. (a)	(12,168)	(835,698)
First Solar, Inc. (a)	(530)	(93,407)
Impinj, Inc. (a)	(5,801)	(842,653)
Lattice Semiconductor Corp. (a)	(8,340)	(472,461)
MACOM Technology Solutions Holdings, Inc. (a)	(3,029)	(393,497)
MaxLinear, Inc. (a)	(8,175)	(161,702)
Penguin Solutions, Inc. (a)	(794)	(15,237)
Silicon Laboratories, Inc. (a)	(577)	(71,675)
Wolfspeed, Inc. (a)	(49,149)	(327,332)
		(4,168,633)
Software — (0.4)%
Alarm.com Holdings, Inc. (a)	(4,030)	(245,024)
Asana, Inc., Class A (a)	(12,208)	(247,456)
Bentley Systems, Inc., Class B	(4,780)	(223,226)
Bill Holdings, Inc. (a)	(486)	(41,169)
Braze, Inc., Class A (a)	(299)	(12,522)
Clear Secure, Inc., Class A	(27,238)	(725,620)
Confluent, Inc., Class A (a)	(6,537)	(182,775)
Digimarc Corp. (a)	(640)	(23,968)
Five9, Inc. (a)	(15,777)	(641,177)
Gitlab, Inc., Class A (a)	(10,098)	(569,022)
Jamf Holding Corp. (a)	(275)	(3,864)
Klaviyo, Inc., Class A (a)	(287)	(11,836)
MicroStrategy, Inc., Class A (a)	(1,307)	(378,533)
Mitek Systems, Inc. (a)	(1,014)	(11,286)
NCR Voyix Corp. (a)	(1,812)	(25,078)
Olo, Inc., Class A (a)	(476)	(3,656)
Pagaya Technologies Ltd., Class A (a)	(50,409)	(468,300)
PROS Holdings, Inc. (a)	(394)	(8,652)
Qualys, Inc. (a)	(4,053)	(568,312)
RingCentral, Inc., Class A (a)	(1,971)	(69,005)
Rubrik, Inc., Class A (a)	(4,442)	(290,329)
Salesforce, Inc.	(1,037)	(346,700)
Unity Software, Inc. (a)	(5,076)	(114,058)
		(5,211,568)
Specialized REITs — (0.0)%
Extra Space Storage, Inc.	(103)	(15,409)
Farmland Partners, Inc.	(1,816)	(21,356)
		(36,765)
Specialty Retail — (0.3)%
Academy Sports & Outdoors, Inc.	(3,113)	(179,091)
Advance Auto Parts, Inc.	(8,667)	(409,863)
America’s Car-Mart, Inc. (a)	(216)	(11,070)
American Eagle Outfitters, Inc.	(136)	(2,267)
Caleres, Inc.	(357)	(8,268)
Carvana Co. (a)	(767)	(155,977)
Dick’s Sporting Goods, Inc.	(554)	(126,777)
Five Below, Inc. (a)	(2,782)	(291,999)
Gap, Inc.	(1,899)	(44,873)
Genesco, Inc. (a)	(301)	(12,868)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Guess?, Inc.	(606)	$(8,520)
Haverty Furniture Cos., Inc.	(80)	(1,781)
Lithia Motors, Inc.	(305)	(109,016)
Monro, Inc.	(707)	(17,534)
National Vision Holdings, Inc. (a)	(2,441)	(25,435)
Revolve Group, Inc. (a)	(21,666)	(725,594)
Shoe Carnival, Inc.	(3,348)	(110,752)
Signet Jewelers Ltd.	(2,451)	(197,820)
Sonic Automotive, Inc., Class A	(2,178)	(137,976)
Williams-Sonoma, Inc.	(3,528)	(653,315)
Zumiez, Inc. (a)	(1,014)	(19,439)
		(3,250,235)
Technology Hardware, Storage & Peripherals — (0.2)%
Corsair Gaming, Inc. (a)	(2,307)	(15,249)
Eastman Kodak Co. (a)	(3,314)	(21,773)
Immersion Corp.	(4,016)	(35,060)
IonQ, Inc. (a)	(31,616)	(1,320,601)
Pure Storage, Inc., Class A (a)	(16,526)	(1,015,192)
Super Micro Computer, Inc. (a)	(18,436)	(561,929)
		(2,969,804)
Textiles, Apparel & Luxury Goods — (0.3)%
Capri Holdings Ltd. (a)	(1,861)	(39,192)
Columbia Sportswear Co.	(972)	(81,580)
Crocs, Inc. (a)	(166)	(18,182)
Figs, Inc., Class A (a)	(36,278)	(224,561)
G-III Apparel Group Ltd. (a)	(6,964)	(227,166)
Movado Group, Inc.	(219)	(4,310)
NIKE, Inc., Class B	(13,414)	(1,015,037)
Under Armour, Inc., Class A (a)	(106,592)	(882,582)
VF Corp.	(39,487)	(847,391)
		(3,340,001)
Tobacco — (0.0)%
Universal Corp.	(52)	(2,852)
Trading Companies & Distributors — (0.1)%
Air Lease Corp.	(1,112)	(53,609)
Core & Main, Inc., Class A (a)	(1,492)	(75,958)
Custom Truck One Source, Inc. (a)	(681)	(3,276)
DNOW, Inc. (a)	(14,385)	(187,149)
MSC Industrial Direct Co., Inc., Class A	(173)	(12,921)
Rush Enterprises, Inc., Class A	(7,228)	(396,022)
Transcat, Inc. (a)	(49)	(5,181)
		(734,116)
Water Utilities — (0.0)%
Middlesex Water Co.	(48)	(2,526)
Total U.S. Common Stocks (Proceeds $(121,192,454))		(119,202,173)
Foreign Common Stocks — (0.7)%
Argentina — (0.0)%
Arcadium Lithium PLC (a)	(31,922)	(163,760)
Cresud SACIF y A — SPADR (a)	(1,486)	(18,768)
Empresa Distribuidora Y Comercializadora Norte — ADR (a)	(611)	(26,218)
Transportadora de Gas del Sur SA ADR, Class B (a)	(283)	(8,284)
		(217,030)

	Number of Shares	Value
Belgium — (0.0)%
Galapagos NV — SPADR (a)	(520)	$(14,300)
Bermuda — (0.0)%
Teekay Corp. Ltd.	(685)	(4,747)
Brazil — (0.0)%
MercadoLibre, Inc. (a)	(8)	(13,603)
Pagseguro Digital Ltd., Class A (a)	(11,707)	(73,286)
StoneCo Ltd., Class A (a)	(1,074)	(8,560)
VTEX, Class A (a)	(527)	(3,104)
		(98,553)
Canada — (0.4)%
5N Plus, Inc. (a)	(53,400)	(274,160)
Algonquin Power & Utilities Corp.	(112,800)	(500,653)
Aurinia Pharmaceuticals, Inc. (a)	(822)	(7,381)
B2Gold Corp.	(1,887)	(4,604)
BlackBerry Ltd. (a)	(8,896)	(33,627)
Canadian Solar, Inc. (a)	(11,774)	(130,927)
CCL Industries, Inc., Class B	(5,700)	(293,238)
Definity Financial Corp.	(4,800)	(195,179)
Denison Mines Corp. (a)	(121,514)	(218,725)
Empire Co. Ltd.,Class A	(4,900)	(149,613)
First Majestic Silver Corp.	(2,197)	(12,061)
Global Atomic Corp. (a)	(138,100)	(74,937)
Green Impact Partners, Inc. (a)	(37,900)	(89,645)
i-80 Gold Corp. (a)	(343,900)	(165,078)
Intact Financial Corp.	(2,100)	(382,367)
K92 Mining, Inc. (a)	(42,000)	(253,616)
Methanex Corp.	(177)	(8,839)
MTY Food Group, Inc.	(16,100)	(512,642)
NFI Group, Inc. (a)	(19,600)	(190,894)
Orla Mining Ltd. (a)	(1,072)	(5,939)
Richelieu Hardware Ltd.	(9,700)	(263,444)
Seabridge Gold, Inc. (a)	(184)	(2,099)
SNDL, Inc. (a)	(1,287)	(2,304)
Softchoice Corp.	(10,900)	(183,809)
Stantec, Inc.	(5,200)	(407,984)
SunOpta, Inc. (a)	(1,448)	(11,150)
Veren, Inc.	(1,166)	(5,993)
Vizsla Silver Corp. (a)	(3,020)	(5,164)
Well Health Technologies Corp. (a)	(61,600)	(293,976)
Xenon Pharmaceuticals, Inc. (a)	(2,106)	(82,555)
Zedcor, Inc. (a)	(169,000)	(411,493)
		(5,174,096)
China — (0.1)%
BeiGene Ltd. — ADR (a)	(148)	(27,337)
Hello Group, Inc. — SPADR	(784)	(6,045)
HUYA, Inc. — ADR	(1,323)	(4,062)
iQIYI, Inc. — ADR (a)	(102,968)	(206,966)
JOYY, Inc. — ADR (a)	(329)	(13,769)
Kanzhun Ltd. — ADR (a)	(2,118)	(29,228)
Luckin Coffee, Inc. — ADR (a)	(1,526)	(39,172)
New Oriental Education & Technology Group, Inc. — SPADR	(34)	(2,182)
RLX Technology, Inc. — ADR	(38,793)	(83,793)
TAL Education Group — ADR (a)	(7,269)	(72,835)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Shares	Value
Zai Lab Ltd. — ADR (a)	(6,056)	$(158,607)
		(643,996)
Finland — (0.0)%
Amer Sports, Inc. (a)	(9,040)	(252,758)
Germany — (0.0)%
Immatics NV (a)	(2,076)	(14,760)
Ghana — (0.0)%
Kosmos Energy Ltd. (a)	(90,190)	(308,450)
India — (0.0)%
WNS Holdings Ltd. (a)	(53)	(2,512)
Ireland — (0.0)%
Ardmore Shipping Corp.	(568)	(6,901)
Israel — (0.1)%
Oddity Tech Ltd., Class A (a)	(9,283)	(390,071)
Taboola.com Ltd. (a)	(692)	(2,526)
Teva Pharmaceutical Industries Ltd. — SPADR (a)	(75)	(1,653)
		(394,250)
Italy — (0.0)%
Ermenegildo Zegna NV	(2,996)	(24,747)
Japan — (0.0)%
Allegro MicroSystems, Inc. (a)	(15,378)	(336,163)
Mexico — (0.1)%
Borr Drilling Ltd. (a)	(257,799)	(1,005,416)

	Number of Shares	Value
Monaco — (0.0)%
Scorpio Tankers, Inc.	(69)	$(3,429)
Republic of Korea — (0.0)%
Webtoon Entertainment, Inc. (a)	(665)	(9,031)
Singapore — (0.0)%
Kulicke & Soffa Industries, Inc.	(1,367)	(63,784)
Taiwan — (0.0)%
Himax Technologies, Inc. — ADR	(2,064)	(16,595)
Silicon Motion Technology Corp. — ADR	(220)	(11,891)
		(28,486)
Thailand — (0.0)%
Fabrinet (a)	(662)	(145,561)
United Kingdom — (0.0)%
Endava PLC — SPADR (a)	(1,259)	(38,903)
Immunocore Holdings PLC — ADR (a)	(1,137)	(33,541)
Manchester United PLC, Class A (a)	(282)	(4,893)
		(77,337)
Total Foreign Common Stocks (Proceeds $(9,103,742))		(8,826,307)
Total Common Stocks (Proceeds $(130,296,196))		(128,028,480)
Total Securities Sold Short — (9.9)% (Proceeds $(130,296,196))		$(128,028,480)

Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at December 31, 2024	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
319	03/20/2025	U.S. Treasury Note 10 Year Futures	$35,335,636	$34,691,250	$(644,386)
393	03/20/2025	Ultra U.S. Treasury Note 10 Year Futures	44,265,961	43,745,813	(520,148)
					(1,164,534)
		Foreign Currency-Related
91	03/17/2025	Australian Dollar Currency Futures	5,809,365	5,632,900	(176,465)
236	03/17/2025	British Pound Currency Futures	18,827,884	18,441,925	(385,959)
256	03/17/2025	Euro Foreign Exchange Currency Futures	33,836,908	33,243,200	(593,708)
23	03/17/2025	Japanese Yen Currency Futures	1,915,478	1,842,875	(72,603)
116	03/17/2025	Swiss Franc Currency Futures	16,618,209	16,099,350	(518,859)
					(1,747,594)
		Equity-Related
1,028	03/21/2025	Eurex EURO STOXX 50 Index Futures	53,079,861	51,975,500	(1,104,361)
411	03/21/2025	MSCI China Index Futures	10,438,257	10,488,720	50,463
501	03/21/2025	MSCI Japan Index Futures	43,991,016	43,106,040	(884,976)
339	03/21/2025	U.S. MSCI Emerging Markets Index Futures	18,852,980	18,200,910	(652,070)
					(2,590,944)
		Short Financial Futures Contracts
		Foreign Currency-Related
(109)	03/18/2025	Canadian Dollar Currency Futures	(7,727,536)	(7,600,025)	127,511
		Equity-Related
(49)	03/21/2025	EURO STOXX 600 Index Futures	(1,310,853)	(1,282,874)	27,979
(10)	03/21/2025	FTSE MIB Mini Index Futures	(358,565)	(355,296)	3,269
(5)	03/21/2025	Mini-DAX Index Futures	(531,018)	(519,271)	11,747

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at December 31, 2024	Unrealized Appreciation/ (Depreciation)
(5)	03/20/2025	Montreal Exchange S&P/TSX 60 Index Futures	$(1,054,417)	$(1,033,149)	$21,268
(8)	03/21/2025	Russell 2000 Value Index Futures	(956,730)	(899,920)	56,810
(544)	03/21/2025	S&P 500 Index Futures	(166,084,509)	(161,452,400)	4,632,109
(4)	03/20/2025	S&P ASX Share Price 200 Index Futures	(514,874)	(504,321)	10,553
(16)	03/21/2025	U.S. MSCI EAFE Index Futures	(1,874,424)	(1,814,000)	60,424
					4,824,159
					$(551,402)

Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
02/10/2025	Morgan Stanley Capital Services, Inc.	USD	26,404,514	CAD	37,200,000	$542,158
Total Return Basket Swap Agreements
Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Long Position Contracts
Centrica PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	$130,616	$10,104
Ganfeng Lithium Group Co Ltd	Morgan Stanley Capital Services, Inc.	10/6/2026	140,297	(91,162)
HD Hyundai Electric Co Ltd	Morgan Stanley Capital Services, Inc.	8/5/2026	370	1,223
Hyosung Heavy Industries Corp	Morgan Stanley Capital Services, Inc.	8/5/2026	430	(10,167)
Iljin Electric Co Ltd	Morgan Stanley Capital Services, Inc.	8/5/2026	5,030	15,057
JL Mag Rare-Earth Co Ltd	Morgan Stanley Capital Services, Inc.	10/6/2026	26,186	(4,783)
Lotus Resources Ltd	Morgan Stanley Capital Services, Inc.	8/4/2026	1,382,275	(36,498)
LS Electric Co Ltd	Morgan Stanley Capital Services, Inc.	8/5/2026	870	3,287
National Grid PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	9,372	(3,542)
Pilbara Minerals Ltd	Morgan Stanley Capital Services, Inc.	8/4/2026	133,025	(8,409)
Tianqi Lithium Corp	Morgan Stanley Capital Services, Inc.	10/6/2026	81,744	(28,383)
Yellow Cake PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	167,277	(93,189)
				(246,462)
Short Position Contracts
Antofagasta PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	8,713	5,791
Bayerische Motoren Werke AG	Morgan Stanley Capital Services, Inc.	8/4/2026	2,945	(495)
Freeport-McMoRan Inc	Morgan Stanley Capital Services, Inc.	8/3/2026	9,464	13,049
Global X Copper Miners ETF	Morgan Stanley Capital Services, Inc.	8/3/2026	18,250	15,267
Infineon Technologies AG	Morgan Stanley Capital Services, Inc.	8/4/2026	3,655	6,466
KFE KOSPI 200 Index Futures	Morgan Stanley Capital Services, Inc.	3/13/2025	12	26,025
MP Materials Corp	Morgan Stanley Capital Services, Inc.	8/3/2026	5,577	34,433
NXP Semiconductors NV	Morgan Stanley Capital Services, Inc.	8/3/2026	1,670	34,245
Paladin Energy Ltd	Morgan Stanley Capital Services, Inc.	8/4/2026	82,519	3,831
Tesla Inc	Morgan Stanley Capital Services, Inc.	8/3/2026	331	5,949
				144,561
				$(101,901)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
	Number of Contracts	Value
Written Option Contracts — (0.1)%
Calls — (0.0)%
Astera Labs, Inc., Notional Amount $(600,000), Strike Price $125 Expiring 01/17/2025 (United States)	(48)	$(57,600)
Capri Holdings Ltd., Notional Amount $(52,000), Strike Price $32.5 Expiring 03/21/2025 (United States)	(16)	(560)
Clear Secure, Inc., Notional Amount $(1,304,000), Strike Price $40 Expiring 05/16/2025 (United States)	(326)	(24,124)
Fluor Corp., Notional Amount $(516,000), Strike Price $60 Expiring 06/20/2025 (United States)	(86)	(18,060)
Gitlab, Inc., Notional Amount $(240,000), Strike Price $75 Expiring 03/21/2025 (United States)	(32)	(3,040)
Total Calls (Premiums received $178,781)		$(103,384)
Puts — (0.1)%
Clear Secure, Inc., Notional Amount $(652,000), Strike Price $20 Expiring 05/16/2025 (United States)	(326)	(30,970)
Global Payments, Inc., Notional Amount $(1,071,000), Strike Price $85 Expiring 01/17/2025 (United States)	(126)	(1,260)
iShares S&P/TSX 60 Index ETF, Notional Amount $(10,220,000), Strike Price $36.5 Expiring 01/17/2025 (Canada)	(2,800)	(27,270)
S&P 500 Index, Notional Amount $(43,438,194), Strike Price $5,668.56 Expiring 03/21/2025 (United States)	(7,663)	(596,249)
S&P 500 Index, Notional Amount $(43,701,035), Strike Price $5,716.2 Expiring 03/21/2025 (United States)	(7,645)	(664,678)
SPDR S&P Biotech ETF, Notional Amount $(711,000), Strike Price $90 Expiring 01/17/2025 (United States)	(79)	(16,116)
WillScot Holdings Corp., Notional Amount $(140,000), Strike Price $35 Expiring 01/17/2025 (United States)	(40)	(14,400)
WillScot Holdings Corp., Notional Amount $(256,750), Strike Price $32.5 Expiring 01/17/2025 (United States)	(79)	(4,740)
ZoomInfo Technologies, Inc., Notional Amount $(96,000), Strike Price $10 Expiring 12/19/2025 (United States)	(96)	(17,760)
Total Puts (Premiums received $1,225,279)		$(1,373,443)
Total Written Options (Premiums received $1,404,060)		$(1,476,827)
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $169,549,776, which represents 13.1% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)
Restricted Securities. The following restricted securities were held by the fund as of December 31, 2024, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2024
transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:
	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$9,373
				9,373
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	31,702
				31,702
Warrants
Esports Technologies, Inc.		11/18/21	—	1
Royal Helium Ltd.		12/30/22	—	2,752
Royal Helium Ltd.		06/02/23	—	3,705
				6,458
Convertible Bonds
Royal Helium Ltd.		06/02/23	319,565	298,445
Royal Helium Ltd.		12/30/22 – 06/30/23	187,813	217,051
Synaptive Medical, Inc		11/29/21	120,000	150,000
				665,496
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	315,698
				315,698
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	10/01/21 – 12/02/24	15,701,545	17,662,747
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	15,833,921	26,521,792
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	595,096	746,529
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,996,742	30,906,782
Honeycomb Partners LP	Long-Short Global	02/28/17 – 03/01/17	10,508,756	20,058,612
Northwest Feilong Fund, Ltd.	China Credit	05/01/20 – 03/04/24	20,000,000	24,827,850
QVT Roviant LP	Multi-Strategy	01/05/16	1,109,188	5,874,395
Voloridge Fund LP	Directional	01/01/23	7,164,804	8,706,254
Voloridge Trading Aggressive Fund	Directional	12/01/23 – 09/01/24	25,000,000	29,266,766
				164,571,727
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20 – 12/29/23	129,999	57,942
Total (12.8% of Net Assets)				$165,658,396

(f)
Security or a portion thereof was held on loan. As of December 31, 2024, the aggregate market value of securities on loan was $32,760,076; the total market value of collateral held by the Fund was $33,685,986. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $21,546,514.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At December 31, 2024 the aggregate value of these securities was $6,801,233, which represents 0.5% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of December 31, 2024. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of December 31, 2024.

(k)
Represents a security purchased with cash collateral received for securities on loan.

(l)
A portion of this security is pledged as collateral.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities
December 31, 2024
Assets
Investments in securities, at value (cost: $1,086,233,471) including securities on loan of $32,760,076	$1,278,541,993
Repurchase agreements (cost: $147,673,608)	147,673,608
Total investments (cost: $1,233,907,079)	1,426,215,601
Cash	253,315
Cash denominated in foreign currencies (cost: $1,982,074)	1,991,808
Total Cash	2,245,123
Deposits with brokers for future contracts	19,035,748
Due from broker for futures variation margin	3,201,200
Deposits with broker for swap contracts	2,968,000
Unrealized appreciation on forward currency contracts	542,158
Deposits with broker for forward currency contracts	960,000
Unrealized appreciation on swap contracts	174,727
Deposits with broker for options contracts	749,838
Advance purchase of investments	52,523
Receivables:
Dividends and tax reclaims	922,000
Investment securities sold	825,088
Interest	504,789
Capital stock sold	60,000
Securities lending income	12,660
Prepaid expenses	95,542
Total Assets	1,458,564,997
Liabilities
Cash collateral received for securities on loan	12,139,472
Securities sold short, at value (proceeds: $130,296,196)	128,028,480
Due to broker for futures variation margin	1,959,882
Unrealized depreciation on swap contracts	276,628
Written options, at value (premium received $1,404,060)	1,476,827
Payables:
Capital stock redeemed	21,030,000
Investment securities purchased	1,211,460
Money manager fees	913,002
Fund administration and custody fees	383,330
Investment advisory and administrative fees	350,368
Dividends and interest on securities sold short	80,286
Chief Compliance Officer’s costs and Trustee’s fees	25,000
Accrued expenses and other liabilities	164,839
Total Liabilities	168,039,574
Net Assets	$1,290,525,423
Shares Outstanding (unlimited authorized shares, par value $0.001)	86,884,708
Net Asset Value Per Share	$14.85
Net Assets Consist of:
Capital stock	$1,202,276,356
Total distributable earnings (loss)	88,249,067
Net Assets	$1,290,525,423
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations
Year Ended December 31, 2024
Investment Income
Dividends (net of foreign withholding taxes of $569,992)	$12,643,618
Interest	7,659,354
Securities lending	116,774
Total Investment Income	20,419,746
Expenses
Money manager fees	5,276,784
Investment advisory fees	3,122,028
Fund administration and custody fees	1,461,876
Administrative fees	581,120
Professional fees	461,519
Chief Compliance Officer’s costs and Trustee’s fees	247,382
Miscellaneous fees and other	330,510
Total Operating Expenses	11,481,219
Dividends and interest on securities sold short	1,619,552
Broker fees on securities sold short	1,171,027
Total Expenses	14,271,798
Less: Investment Advisory fee waiver	(312,203)
Total Expenses after Fees Waived	13,959,595
Net Investment Income	6,460,151
Net Realized Gain (Loss) on:
Investments	149,427,875
Securities sold short	(22,722,519)
Swap contracts	(1,589,624)
Financial futures contracts	(21,368,600)
Forward currency contracts	2,413,376
Foreign currency-related transactions	(984,218)
Written options	(38,037)
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	105,138,253
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	49,268,009
Securities sold short	16,422,467
Swap contracts	(45,079)
Financial futures contracts	(3,181,822)
Forward currency contracts	680,097
Foreign currency-related transactions	(215,417)
Written options	(76,124)
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	62,852,131
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	167,990,384
Net Increase in Net Assets Resulting from Operations	$174,450,535
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income	$6,460,151	$7,607,256
Net realized gain from investments, derivatives, and foreign currencies	105,138,253	27,097,883
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	62,852,131	157,196,532
Net Increase in Net Assets Resulting from Operations	174,450,535	191,901,671
Distributions
Distributions to shareholders	(103,175,824)	(43,745,173)
Decrease in Net Assets Resulting from Distributions	(103,175,824)	(43,745,173)
Capital Share Transactions
Proceeds from shares sold	64,994,935	107,321,760
Proceeds from distributions reinvested	100,398,936	42,525,999
Cost of shares redeemed	(181,343,894)	(310,782,110)
Net Decrease From Capital Share Transactions	(15,950,023)	(160,934,351)
Total Increase (Decrease) in Net Assets	55,324,688	(12,777,853)
Net Assets
Beginning of year	1,235,200,735	1,247,978,588
End of year	$1,290,525,423	$1,235,200,735
Capital Share Transactions (in shares)
Shares sold	4,289,019	8,118,435
Shares reinvested	6,762,801	3,083,914
Shares redeemed	(12,194,372)	(23,211,162)
Net Decrease	(1,142,552)	(12,008,813)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Year Ended December 31, 2024
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$174,450,535
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(2,046,530,242)
Investments sold	2,211,883,475
Purchases to cover securities sold short	(774,388,663)
Securities sold short	749,349,780
(Purchase)/Sale of short term investments, net	(2,125,234)
Amortization (accretion) of discount and premium, net	(2,565,182)
Net change in unrealized (appreciation) depreciation on forward currency contracts	(680,097)
Net change in unrealized (appreciation) depreciation on swap contracts	45,079
(Increase)/decrease in deposit with broker for securities sold short	12,808,404
(Increase)/decrease in deposits with broker for forward currency contracts	3,010,000
(Increase)/decrease in deposit with broker for swap contracts	(918,000)
(Increase)/decrease in deposit with brokers for future contracts	1,520,420
(Increase)/decrease in advance purchase of investments	(52,523)
(Increase)/decrease in due from broker for futures variation margin	(1,926,705)
(Increase)/decrease in interest receivable	270,915
Increase/(decrease) in due to broker for futures variation margin	1,490,730
(Increase)/decrease in receivable for dividends and tax reclaims	91,170
(Increase)/decrease in prepaid expenses	16,870
(Increase)/decrease in securities lending income receivable	855
Increase/(decrease) in payable for money manager fees	(762,242)
Increase/(decrease) in payable for dividends and interest for securities sold short	8,177
Increase/(decrease) in payable for fund administration and custody fees	179,533
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	(8,471)
Increase/(decrease) in other accrued expenses and other liabilities	(101,503)
Increase/(decrease) in payable for investment advisory and administrative fees	82,367
Increase/(decrease) in premiums received on written options, net	1,377,663
Net realized (gain) loss from investments	(149,427,875)
Net realized (gain) loss from securities sold short	22,722,519
Net realized (gain) loss from foreign currency-related transactions	984,218
Net change in unrealized (appreciation) depreciation on investments	(49,268,009)
Net change in unrealized (appreciation) depreciation on securities sold short	(16,422,467)
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	215,417
Net change in unrealized (appreciation) depreciation on written options	76,124
Net cash provided by (used in) operating activities	135,407,038
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(2,776,888)
Proceeds from shares sold	64,934,935
Payment for shares redeemed	(206,835,979)
Net cash provided by (used in) financing activities	(144,677,932)
Effect of exchange rate changes on cash	(1,199,635)
Net increase (decrease) in cash	(10,470,529)
Cash at beginning of year	12,715,652
Cash at end of Year	$2,245,123
Non cash financing activities not included herein consist of reinvestment of distributions of:	$100,398,936
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of December 31, 2024, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2021 − December 31, 2024), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of December 31, 2024, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$825,233,087	$95,651,711	$559,875	$921,444,673
Rights	—	128,074	—	128,074
Warrants+	40,020	389,711	—	429,731
Corporate Bonds	—	—	315,698	315,698
Convertible Bonds	—	2,673,673	448,445	3,122,118
U.S. Treasury Bonds/Notes	—	38,531,606	—	38,531,606
Exchange-Traded Funds and Mutual Funds	107,831,387	—	—	107,831,387
Private Investment Funds	—	—	164,571,727	164,571,727
Preferred Stocks*	—	1,675,103	57,942	1,733,045
Purchased Options	304,396	1,683,793	—	1,988,189
Short-Term Investments	—	173,979,881	—	173,979,881
Unaffiliated Investment Company	12,139,472	—	—	12,139,472
Total Investments in Securities	945,548,362	314,713,552	165,953,687	1,426,215,601
Financial Futures Contracts – Equity Risk	4,874,622	—	—	4,874,622
Financial Futures Contracts – Foreign Currency Risk	127,511	—	—	127,511
Forward Currency Contracts – Foreign Currency Risk	—	542,158	—	542,158
Total Return Swap Contracts (CFD) – Equity Risk	—	174,727	—	174,727
Total Other Financial Instruments	5,002,133	716,885	—	5,719,018
Total Assets	$950,550,495	$315,430,437	$165,953,687	$1,431,934,619

Liabilities
Common Stocks Sold Short	(128,028,480)	—	—	(128,028,480)
Financial Futures Contracts – Interest Rate Risk	(1,164,534)	—	—	(1,164,534)
Financial Futures Contracts – Equity Risk	(2,641,407)	—	—	(2,641,407)
Financial Futures Contracts – Foreign Currency Risk	(1,747,594)	—	—	(1,747,594)
Total Return Swap Contracts (CFD) – Equity Risk	—	(276,628)	—	(276,628)
Written Options – Equity Risk	(1,476,827)	—	—	(1,476,827)
Total Other Financial Instruments	(7,030,362)	(276,628)	—	(7,306,990)
Total Liabilities	$(135,058,842)	$(276,628)	$—	$(135,335,470)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 12/31/24 for the period ended 12/31/24
Common Stocks*	$618,491	$(15)	$(58,601)	$—	$—	$—	$—	$559,875	$(58,601)
Warrants	6,715	—	(6,715)	—	—	—	—	—	—
Private Investment Funds	155,057,479	15,593,663	12,428,368	23,000,000	(41,507,783)	—	—	164,571,727	12,428,368
Preferred Stocks	185,712	—	(127,770)	—	—	—	—	57,942	(127,770)
Corporate Bonds	342,477	—	(26,779)	—	—	—	—	315,698	(26,779)
Convertible Bonds	443,761	—	4,684	120,000	(120,000)	—	—	448,445	4,684
Total	$156,654,635	$15,593,648	$12,213,187	$23,120,000	$(41,627,783)	$—	$—	$165,953,687	$12,219,902

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.
The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of December 31, 2024	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$528,173	Discounted last market price	Discount(%)	20% – 100%	83.85%
	31,702	Recent transaction price	Recent transaction price	$0.30	$0.30
Private Investment Funds	164,571,727	Adjusted net asset value	Manager estimated returns	(0.60)% – 4.71%	2.04%
			Market returns**	(7.60)% – 2.51%	(0.24)%
Preferred Stocks	57,942	Recent transaction price	Recent transaction price	$2.08	$2.08
Convertible Bonds	448,445	Recent transaction price	Recent transaction price	$75.47 – $125.00	$92.04
Corporate bonds	315,698	Recent transaction price	Recent transaction price	$73.62	$73.62

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds.   The chart above reflects the methodology and significant unobservable inputs of securities held at year ended December 31, 2024. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at year ended December 31, 2024. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$17,662,747	quarterly	90 days
Multi-Strategy (b)	6,620,924	illiquid	N/A
Long-Short Global Healthcare (c)	26,521,792	quarterly	45 days
Long-Short European (d)	30,906,782	monthly	60 days
Long-Short Global (e)	20,058,612	quarterly	60 days
China Credit (f)	24,827,850	monthly	45 days
Directional (g)	37,973,020	monthly	30 days
Total	$164,571,727

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $6,620,924 of redemption residuals.

(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of long and short positions in global common stocks.

(f)
This strategy is primarily comprised of Chinese convertible bonds.

(g)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
4.   Derivative and Other Financial Instruments
During the year ended December 31, 2024, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the year, the fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at year-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At December 31, 2024, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$1,988,189	$—
Swap Contracts	174,727	(276,628)
Forward Contracts	542,158	—
Futures Contracts	5,002,133	(5,553,535)
Written Options	—	(1,476,827)
Total derivative assets and liabilities	7,707,207	(7,306,990)
Derivatives not subject to a netting provision or similar arrangement	6,990,322	(7,030,362)
Total assets and liabilities subject to a netting provision or similar arrangement	$716,885	$(276,628)
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of December 31, 2024:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$542,158	$—	$—	$542,158
Swap
Morgan Stanley Capital Services, Inc	174,727	(174,727)	—	—
Total	$716,885	$(174,727)	$—	$542,158
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of December 31, 2024:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swap
Morgan Stanley Capital Services, Inc	$(276,628)	$174,727	$—	$(101,901)
Total	$(276,628)	$174,727	$—	$(101,901)
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of December 31, 2024. These derivatives are not accounted for as hedging instruments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The following table lists the fair values of the fund’s derivative holdings as of December 31, 2024, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	0.01%	$1,988,189	0.05%	$—	—%	$1,988,189
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	0.01%	—	—%	—%
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	174,727	0.01%	—	—%	174,727
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	542,158	0.02%	—	—%	—	—%	542,158
Financial Futures Contracts	Due from broker for futures variation margin**	127,511	0.07%	4,874,622	0.34%	—	0.04%	5,002,133
Total Value – Assets		$669,669		$7,037,538		$—		$7,707,207
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(1,476,827)	-0.03%	$—	—%	$(1,476,827)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	(276,628)	0.01%	—	—%	(276,628)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	0.02%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	(1,747,594)	0.06%	(2,641,407)	0.24%	(1,164,534)	-0.02%	(5,553,535)
Total Value – Liabilities		$(1,747,594)		$(4,394,862)		$(1,164,534)		$(7,306,990)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2023 to and including December 31, 2024, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these five percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through December 31, 2024. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the realized amounts of gains or losses included in net increase in net assets resulting from operations for the year ended December 31, 2024, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$(1,117,634)	$(1,369,742)	$(2,487,376)
Written Options	Net realized gain (loss) on Options written	—	—	(38,037)	(38,037)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	(1,589,624)	(1,589,624)
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	2,413,376	—	2,413,376
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(2,513,361)	(3,415,109)	(15,440,130)	(21,368,600)
Total Realized Gain (Loss)		$(2,513,361)	$(2,119,367)	$(18,437,533)	$(23,070,261)

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the year ended December 31, 2024, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$907,005	$330,774	$1,237,779
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—	—	(76,124)	(76,124)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	—	(45,079)	(45,079)
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—	680,097	—	680,097
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	(2,599,362)	(4,446,644)	3,864,184	(3,181,822)
Total Change in Appreciation (Depreciation)		$(2,599,362)	$(2,859,542)	$4,073,755	$(1,385,149)
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of December 31, 2024, $269,142 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities. As part of TAS’ ongoing commitment to the non-profit sector, TAS will continue to voluntarily waive 10% of its management fees for MAF, as commenced on November 1, 2023, and continuing through December 31, 2025. The total management fees waived for the year ended December 31, 2024 were $312,203.
TAS provides certain administrative services to the fund under a services agreement. The fee schedule to the Services Agreement was revised, effective July 1, 2024, to change the services fee that TAS receives from 0.02% to 0.07% per annum of the fund’s average daily net assets. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of December 31, 2024, $81,226 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $147,382 for the year ended December 31, 2024 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, received compensation for their service as board members. The board members received compensation of $100,000 collectively from MAF for the year ended December 31, 2024 for service as independent Trustees. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of December 31, 2024, $25,000 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the year ended December 31, 2024 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc.* Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)	1.15%	YES	MSCI All Country World Index	YES	10%-20% (c) (e)	—	Calendar Year, 50% deferred
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	YES	20% (c)	—	12-month period ending June 30
Keel Capital AB*	1.30%	—	—		YES	20% (c)	—	Calendar Year
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
Lynwood Price Capital Management LP	0.25%	0.75%	YES	S&P 500 Total Return Index	YES	20% (c)	—	Calendar Year
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	YES	10%-20% (c) (g)	—	Calendar Year
Westbeck Capital Management, LLP*	1.25%	1.50%	YES		YES	12.5%-15% (c)	—	Calendar Year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period.

(f)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TAS advised assets and assets of Strategy Capital, LLC and its affiliates.

*
Amundi Asset Management US, Inc., Keel Capital AB, and Westbeck Capital Management LLP’s contracts terminated prior to December 31, 2024.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of December 31, 2024, $913,002 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of December 31, 2024, $383,330 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended December 31, 2024 were as follows:
	Purchases	Sales
Non-US Government Securities	$2,701,005,014	$2,776,260,303
US Government Securities	10,820,948	59,148,254
8.   Federal Tax Information
The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at December 31, 2024, are as follows:
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$258,154,691	$(210,222,166)	$47,932,525	$1,248,768,525
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
During the year ended December 31, 2024, the fund made reclassifications between components that make up net assets primarily due to passive foreign investment companies and foreign currency gains.
At December 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis detailed below differ from the amounts reflected in the fund’s Statement of Assets and Liabilities by temporary book/tax differences, largely arising from wash sales, partnership income, passive foreign investment companies, financial futures transactions, constructive sales, straddle deferral, and reversal of late year capital loss deferral.
Undistributed Ordinary Income	Undistributed Capital Gains	(Accumulated Capital and Other Losses)	Unrealized Appreciation/ (Depreciation) (a)
$66,649	$40,807,048	$—	$47,375,370

(a)
Includes unrealized appreciation on investments, short sales, derivatives, and foreign currency-denominated assets and liabilities, if any.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The amount and character of tax basis distributions paid during the years ended December 31, 2024 and December 31, 2023 are detailed below.
2024				2023
Ordinary Income	Long-Term Capital gain	Return of Capital	Total	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
$96,791,750	$6,384,074	$—	$103,175,824	$43,745,173	$—	$—	$43,745,173
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of December 31, 2024:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$147,673,608	$—	$(147,673,608)	$—
Total	$147,673,608	$—	$(147,673,608)	$—

*
Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
In order to earn additional income, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
reflected in the Statement of Operations. As of December 31, 2024, the fund had securities on loan with an aggregate market value of $32,760,076; the total market value of collateral held by the fund was $33,685,986. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $21,546,514 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $12,139,472.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   New Accounting Pronouncements
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2024
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
15.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIFF Investment Program and Shareholders of TIFF Multi-Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TIFF Multi-Asset Fund (constituting TIFF Investment Program, referred to hereafter as the “Fund”) as of December 31, 2024, the related statements of operations and cash flows for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, private investment funds, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
February 27, 2025
We have served as the auditor of one or more investment companies in TIFF Investment Program since 2016.

Multi-Asset
TIFF Multi-Asset Fund	December 31, 2024
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP’s website at http://www.tipfunds.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Tax Information Notice
For federal income tax purposes, the following information is furnished with respect to the distributions of MAF, if any, paid during the taxable year ended December 31, 2024.
Qualified dividend income of $11,962,997 represents distributions paid from investment company taxable income for the year ended December 31, 2024, which may be subject to a maximum tax rate of 37%, for those members subject to federal income taxation on fund distributions, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2012. The distributions paid represent the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Trustees Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX-19.a.1.

(a)(2) Not applicable.

(a)(3) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	February 27, 2025

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	February 27, 2025